Annual Report - Financial Statements

T. ROWE PRICE

             TOTAL EQUITY
             MARKET INDEX
             FUND

             DECEMBER 31, 2002

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

FINANACIAL HIGHLIGHTS             For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                           Year                                            1/30/98
                                          Ended                                            Through
                                       12/31/02    12/31/01     12/31/00     12/31/99     12/31/98
NET ASSET VALUE
Beginning of period                   $   11.44    $  13.02    $   14.77   $    12.19     $  10.00
                                      ---------    --------    ---------   ----------     --------
Investment activities
  Net investment income (loss)             0.11        0.11         0.12         0.12         0.11
  Net realized and
  unrealized gain (loss)                  (2.53)      (1.57)       (1.64)        2.69         2.20
                                      ------------------------------------------------------------
  Total from investment activities        (2.42)      (1.46)       (1.52)        2.81         2.31
                                      ------------------------------------------------------------
Distributions
  Net investment income                   (0.11)      (0.11)       (0.11)       (0.11)       (0.12)
  Net realized gain                           -       (0.01)       (0.12)       (0.12)           -
                                      ------------------------------------------------------------
  Total distribtutions                    (0.11)      (0.12)       (0.23)       (0.23)       (0.12)
                                      ------------------------------------------------------------
NET ASSET VALUE
End of period                         $    8.91    $  11.44    $   13.02   $    14.77     $  12.19
                                      ------------------------------------------------------------
Ratios/Supplemental Data
Total return/\                           (21.16)%    (11.20)%     (10.33)%      23.25%       23.19%
--------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                         0.40%       0.40%        0.40%        0.40%        0.40%+
--------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets               1.13%       0.98%        0.85%        0.98%        1.33%+
--------------------------------------------------------------------------------------------------
Portfolio turnover rate                     5.6%        8.6%         7.6%         3.2%         1.9%+
--------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $ 167,680    $197,775    $ 206,058   $  199,427     $ 61,210
--------------------------------------------------------------------------------------------------

/\Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions and payment of no redemption or account fees.
+ Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                               December 31, 2002

STATEMENT OF NET ASSETS                            Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands
Common Stocks   98.5%

CONSUMER DISCRETIONARY 14.4%

Auto Components 0.3%
Johnson Controls                                        1,600           $    128
--------------------------------------------------------------------------------
Delphi                                                 10,614                 85
--------------------------------------------------------------------------------
Lear *                                                  1,300                 43
--------------------------------------------------------------------------------
Gentex *                                                1,200                 38
--------------------------------------------------------------------------------
Dana                                                    2,900                 34
--------------------------------------------------------------------------------
Cooper Tire                                             2,000                 31
--------------------------------------------------------------------------------
American Axle & Manufacturing Holdings *                1,200                 28
--------------------------------------------------------------------------------
Visteon                                                 3,386                 24
--------------------------------------------------------------------------------
Bandag Inc.                                               600                 23
--------------------------------------------------------------------------------
Modine Manufacturing                                    1,200                 21
--------------------------------------------------------------------------------
Borg-Warner                                               400                 20
--------------------------------------------------------------------------------
Goodyear Tire & Rubber(S)                               2,700                 18
--------------------------------------------------------------------------------
Arvinmeritor                                            1,000                 17
--------------------------------------------------------------------------------
Standard Motor Products, Class A(S)                     1,200                 16
--------------------------------------------------------------------------------
Tower Automotive *                                      1,000                  5
--------------------------------------------------------------------------------
                                                                             531
                                                                       ---------
Automobiles 0.5%
GM                                                      9,052                334
--------------------------------------------------------------------------------
Ford Motor                                             30,161                281
--------------------------------------------------------------------------------
Harley-Davidson                                         4,700                217
--------------------------------------------------------------------------------
Winnebago (S)                                             700                 27
--------------------------------------------------------------------------------
                                                                             859
                                                                       ---------
Distributors 0.1%
Genuine Parts                                           3,000                 92
--------------------------------------------------------------------------------
Handleman *(S)                                          1,700                 20
--------------------------------------------------------------------------------
                                                                             112
                                                                       ---------
Hotels, Restaurants & Leisure 1.4%
McDonald's                                             21,100                339
--------------------------------------------------------------------------------
Carnival                                                9,500                237
--------------------------------------------------------------------------------
Starbucks *                                             6,900                141
--------------------------------------------------------------------------------
Marriott, Class A                                       4,100                135
--------------------------------------------------------------------------------
Yum! Brands *                                           5,100                124
--------------------------------------------------------------------------------
International Game Technology *                         1,300                 99
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-----------------------------------------------------------------

                                           Shares/Par      Value
-----------------------------------------------------------------
                                                    In thousands

MGM Mirage *                                    2,700       $ 89
----------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, REIT       3,400         81
----------------------------------------------------------------
Hilton                                          6,272         80
----------------------------------------------------------------
Harrah's Entertainment *                        1,800         71
----------------------------------------------------------------
Darden Restaurants                              3,300         67
----------------------------------------------------------------
Brinker *                                       1,850         60
----------------------------------------------------------------
Royal Caribbean Cruises                         3,100         52
----------------------------------------------------------------
Wendys                                          1,800         49
----------------------------------------------------------------
Park Place Entertainment *                      5,000         42
----------------------------------------------------------------
PF Chang's China Bistro *(S)                    1,000         36
----------------------------------------------------------------
The Cheesecake Factory *                        1,000         36
----------------------------------------------------------------
Outback Steakhouse                              1,000         34
----------------------------------------------------------------
Mandalay Resort Group *(S)                      1,100         34
----------------------------------------------------------------
Cedar Fair L.P.(S)                              1,400         33
----------------------------------------------------------------
Cracker Barrel                                  1,000         30
----------------------------------------------------------------
Bob Evans Farms                                 1,200         28
----------------------------------------------------------------
Choice Hotels International *                   1,200         27
----------------------------------------------------------------
Krispy Kreme *(S)                                 800         27
----------------------------------------------------------------
International Speedway, Class A                   700         26
----------------------------------------------------------------
GTECH *                                           900         25
----------------------------------------------------------------
Ryan's Family Steak Houses *                    2,100         24
----------------------------------------------------------------
Ruby Tuesday                                    1,300         22
----------------------------------------------------------------
Applebee's                                        925         21
----------------------------------------------------------------
Speedway Motorsports                              800         21
----------------------------------------------------------------
Gaylord Entertainment *                         1,000         21
----------------------------------------------------------------
Papa John's International *(S)                    700         20
----------------------------------------------------------------
Station Casinos *                               1,100         19
----------------------------------------------------------------
Multimedia Games *(S)                             700         19
----------------------------------------------------------------
Extended Stay America *                         1,300         19
----------------------------------------------------------------
Landry's Seafood Restaurant                       900         19
----------------------------------------------------------------
Argosy Gaming *                                 1,000         19
----------------------------------------------------------------
Triarc Companies, Class A *                       700         18
----------------------------------------------------------------
Lone Star Steakhouse & Saloon                     900         17
----------------------------------------------------------------
John Q. Hammons Hotels, Class A                 3,100         17
----------------------------------------------------------------
WMS Industries *(S)                               900         13
----------------------------------------------------------------
Boca Resorts, Class A *(S)                      1,200         13
----------------------------------------------------------------
MTR Gaming Group *                              1,600         13
----------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
---------------------------------------------------------------------------

                                                Shares/Par            Value
---------------------------------------------------------------------------
                                                               In thousands

Jack In The Box *                                      700        $      12
---------------------------------------------------------------------------
Vail Resorts *(S)                                      700               11
---------------------------------------------------------------------------
Prime Hospitality *                                    800                7
---------------------------------------------------------------------------
Six Flags *                                          1,000                6
---------------------------------------------------------------------------
                                                                      2,353
                                                                  ---------
Household Durables 0.8%
Newell Rubbermaid                                    4,476              136
---------------------------------------------------------------------------
Fortune Brands                                       2,400              112
---------------------------------------------------------------------------
Mohawk Industries *                                  1,331               76
---------------------------------------------------------------------------
Leggett & Platt                                      3,000               67
---------------------------------------------------------------------------
NVR *                                                  190               62
---------------------------------------------------------------------------
Black & Decker                                       1,300               56
---------------------------------------------------------------------------
Whirlpool                                            1,000               52
---------------------------------------------------------------------------
Lennar                                               1,000               52
---------------------------------------------------------------------------
Centex                                               1,000               50
---------------------------------------------------------------------------
Stanley Works                                        1,400               48
---------------------------------------------------------------------------
Pulte                                                1,000               48
---------------------------------------------------------------------------
D. R. Horton                                         2,680               46
---------------------------------------------------------------------------
KB Home                                                900               39
---------------------------------------------------------------------------
Maytag                                               1,300               37
---------------------------------------------------------------------------
Harman International                                   600               36
---------------------------------------------------------------------------
Clayton Homes *(S)                                   2,900               35
---------------------------------------------------------------------------
Furniture Brands International *                     1,300               31
---------------------------------------------------------------------------
Hovnanian Enterprises, Class A *                       900               28
---------------------------------------------------------------------------
Toll Brothers *                                      1,400               28
---------------------------------------------------------------------------
American Greetings, Class A *(S)                     1,700               27
---------------------------------------------------------------------------
Snap On                                                900               25
---------------------------------------------------------------------------
Russ Berrie                                            700               24
---------------------------------------------------------------------------
Meritage *(S)                                          700               24
---------------------------------------------------------------------------
Ryland Group                                           700               23
---------------------------------------------------------------------------
Kimball International, Class B                       1,600               23
---------------------------------------------------------------------------
Blyth Industries                                       800               21
---------------------------------------------------------------------------
Ethan Allen Interiors                                  600               21
---------------------------------------------------------------------------
Fleetwood *(S)                                       2,600               20
---------------------------------------------------------------------------
Tupperware                                           1,200               18
---------------------------------------------------------------------------
Mathews International, Class A                         800               18
---------------------------------------------------------------------------
Skyline(S)                                             600               18
---------------------------------------------------------------------------
La-Z Boy                                               700               17
---------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Stanley Furniture *                                         700     $         16
--------------------------------------------------------------------------------
Knape & Vogt Manufacturing                                1,300               14
--------------------------------------------------------------------------------
                                                                           1,348
                                                                    ------------
Internet & Catalog Retail 0.4%
e-Bay *                                                   5,100              346
--------------------------------------------------------------------------------
USA Interactive *                                         5,700              130
--------------------------------------------------------------------------------
Amazon.com *(S)                                           6,600              125
--------------------------------------------------------------------------------
Ticketmaster Online-Citysearch, Class B *                 1,500               32
--------------------------------------------------------------------------------
ValueVision International, Class A *                      1,200               18
--------------------------------------------------------------------------------
J. Jill Group *(S)                                          800               11
--------------------------------------------------------------------------------
Insight Enterprises *                                       850                7
--------------------------------------------------------------------------------
Priceline.com *                                           3,900                6
--------------------------------------------------------------------------------
                                                                             675
                                                                    ------------
Leisure Equipment & Products 0.3%
Eastman Kodak                                             4,900              172
--------------------------------------------------------------------------------
Mattel                                                    7,300              140
--------------------------------------------------------------------------------
Brunswick                                                 1,600               32
--------------------------------------------------------------------------------
Hasbro                                                    2,700               31
--------------------------------------------------------------------------------
Rawlings Sporting Goods                                   3,410               30
--------------------------------------------------------------------------------
SCP Pool *(S)                                             1,025               30
--------------------------------------------------------------------------------
Polaris Industries (S)                                      400               23
--------------------------------------------------------------------------------
Callaway Golf                                             1,600               21
--------------------------------------------------------------------------------
Nautilus Group *(S)                                       1,175               16
--------------------------------------------------------------------------------
Action Performance (S)                                      800               15
--------------------------------------------------------------------------------
Oakley *(S)                                               1,400               14
--------------------------------------------------------------------------------
Arctic Cat                                                  800               13
--------------------------------------------------------------------------------
The Boyds Collection *(S)                                 1,600               11
--------------------------------------------------------------------------------
                                                                             548
                                                                    ------------

Media 4.6%
Viacom, Class B *                                        28,658            1,168
--------------------------------------------------------------------------------
AOL Time Warner *                                        72,320              947
--------------------------------------------------------------------------------
Comcast, Class A *                                       36,994              872
--------------------------------------------------------------------------------
Disney                                                   33,500              546
--------------------------------------------------------------------------------
Clear Channel Communications *                           10,001              373
--------------------------------------------------------------------------------
Liberty Media, Class A *                                 38,800              347
--------------------------------------------------------------------------------
Gannett                                                   4,300              309
--------------------------------------------------------------------------------
Cox Communications, Class A *                             9,200              261
--------------------------------------------------------------------------------
Tribune                                                   4,722              215
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

McGraw-Hill                                                  3,200      $    193
--------------------------------------------------------------------------------
Omnicom                                                      2,900           187
--------------------------------------------------------------------------------
Hughes Electronics *                                        14,892           159
--------------------------------------------------------------------------------
Fox Entertainment Group, Class A *                           5,700           148
--------------------------------------------------------------------------------
Washington Post, Class B                                       160           118
--------------------------------------------------------------------------------
New York Times, Class A                                      2,500           114
--------------------------------------------------------------------------------
Univision Communications, Class A *(S)                       3,900            96
--------------------------------------------------------------------------------
Echostar Communications, Class A *                           4,000            89
--------------------------------------------------------------------------------
Interpublic Group                                            6,012            85
--------------------------------------------------------------------------------
Scripps, Class A                                             1,100            85
--------------------------------------------------------------------------------
Knight-Ridder                                                1,300            82
--------------------------------------------------------------------------------
Dow Jones                                                    1,600            69
--------------------------------------------------------------------------------
Westwood One *                                               1,700            64
--------------------------------------------------------------------------------
Cablevision Systems, Class A *(S)                            2,900            49
--------------------------------------------------------------------------------
Metro Goldwyn Mayer *                                        3,700            48
--------------------------------------------------------------------------------
Lamar Advertising, Class A *                                 1,400            47
--------------------------------------------------------------------------------
Meredith                                                     1,100            45
--------------------------------------------------------------------------------
Pixar *(S)                                                     800            42
--------------------------------------------------------------------------------
Entercom Communications *                                      900            42
--------------------------------------------------------------------------------
McClatchy, Class A                                             700            40
--------------------------------------------------------------------------------
Belo Corporation                                             1,800            38
--------------------------------------------------------------------------------
Radio One, Class A *(S)                                      2,500            37
--------------------------------------------------------------------------------
Hispanic Broadcasting *                                      1,700            35
--------------------------------------------------------------------------------
PanAmSat *(S)                                                2,300            34
--------------------------------------------------------------------------------
Harte-Hanks                                                  1,700            32
--------------------------------------------------------------------------------
Hearst-Argyle Television *                                   1,300            31
--------------------------------------------------------------------------------
R.H. Donnelley *                                             1,040            31
--------------------------------------------------------------------------------
Lee Enterprises                                                800            27
--------------------------------------------------------------------------------
Hollinger International, Class A(S)                          2,500            25
--------------------------------------------------------------------------------
Interactive Data *                                           1,800            25
--------------------------------------------------------------------------------
Getty Images *                                                 800            24
--------------------------------------------------------------------------------
John Wiley & Sons, Class A                                   1,000            24
--------------------------------------------------------------------------------
Media General, Class A                                         400            24
--------------------------------------------------------------------------------
TMP Worldwide *                                              2,100            24
--------------------------------------------------------------------------------
Liberty                                                        600            23
--------------------------------------------------------------------------------
Cox Radio, Class A *                                         1,000            23
--------------------------------------------------------------------------------
Reader's Digest, Class A                                     1,500            23
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Scholastic *                                             600        $         22
--------------------------------------------------------------------------------
Gemstar TV Guide *                                     6,600                  21
--------------------------------------------------------------------------------
Gray Communications System                             2,200                  21
--------------------------------------------------------------------------------
Macrovision *                                          1,300                  21
--------------------------------------------------------------------------------
Insight Communications, Class A *(S)                   1,600                  20
--------------------------------------------------------------------------------
ADVO *                                                   600                  20
--------------------------------------------------------------------------------
Regal Entertainment Group, Class A                       900                  19
--------------------------------------------------------------------------------
Grey Advertising                                          30                  18
--------------------------------------------------------------------------------
Regent Communications *                                3,100                  18
--------------------------------------------------------------------------------
Journal Register *                                     1,000                  18
--------------------------------------------------------------------------------
Emmis Broadcasting, Class A *                            800                  17
--------------------------------------------------------------------------------
Cumulus Media, Class A *(S)                            1,100                  16
--------------------------------------------------------------------------------
Mediacom Communications, Class A *                     1,800                  16
--------------------------------------------------------------------------------
Entravision Communications *                           1,500                  15
--------------------------------------------------------------------------------
Catalina Marketing*                                      800                  15
--------------------------------------------------------------------------------
TiVo *(S)                                              2,800                  15
--------------------------------------------------------------------------------
Spanish Broadcasting, Class A *                        2,000                  14
--------------------------------------------------------------------------------
4Kids Entertainment *(S)                                 600                  13
--------------------------------------------------------------------------------
Information Holdings *                                   800                  12
--------------------------------------------------------------------------------
AMC Entertainment *                                    1,100                  10
--------------------------------------------------------------------------------
Charter Communications, Class A *(S)                   4,800                   6
--------------------------------------------------------------------------------
Paxson Communications *(S)                             1,500                   3
--------------------------------------------------------------------------------
                                                                           7,670
                                                                      ----------
Multiline Retail 3.2%
Wal-Mart                                              72,000               3,637
--------------------------------------------------------------------------------
Target                                                14,800                 444
--------------------------------------------------------------------------------
Kohl's *                                               5,500                 308
--------------------------------------------------------------------------------
Costco Wholesale *                                     7,500                 210
--------------------------------------------------------------------------------
Sears                                                  5,100                 122
--------------------------------------------------------------------------------
May Department Stores                                  4,650                 107
--------------------------------------------------------------------------------
J.C. Penney                                            4,300                  99
--------------------------------------------------------------------------------
Family Dollar Stores                                   3,000                  94
--------------------------------------------------------------------------------
Federated Department Stores *                          3,200                  92
--------------------------------------------------------------------------------
Dollar General                                         5,750                  69
--------------------------------------------------------------------------------
Dollar Tree Stores *                                   1,900                  47
--------------------------------------------------------------------------------
Nordstrom                                              2,400                  45
--------------------------------------------------------------------------------
99 Cents Only Stores *(S)                              1,200                  32
--------------------------------------------------------------------------------
Saks *                                                 2,375                  28

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Big Lots *                                              1,900          $      25
--------------------------------------------------------------------------------
Neiman Marcus, Class A *                                  800                 24
--------------------------------------------------------------------------------
Tuesday Morning *                                       1,300                 22
--------------------------------------------------------------------------------
Dillards, Class A                                       1,400                 22
--------------------------------------------------------------------------------
BJ's Wholesale Club *                                   1,100                 20
--------------------------------------------------------------------------------
Shopko Stores *(S)                                        700                  9
--------------------------------------------------------------------------------
                                                                           5,456
                                                                       ---------
Specialty Retail 2.4%
Home Depot                                             38,150                914
--------------------------------------------------------------------------------
Lowe's                                                 12,600                473
--------------------------------------------------------------------------------
GAP                                                    14,050                218
--------------------------------------------------------------------------------
TJX                                                     9,000                176
--------------------------------------------------------------------------------
Bed Bath & Beyond *                                     4,700                162
--------------------------------------------------------------------------------
Staples *                                               7,750                142
--------------------------------------------------------------------------------
Best Buy *                                              5,200                126
--------------------------------------------------------------------------------
AutoZone *                                              1,700                120
--------------------------------------------------------------------------------
The Limited                                             8,555                119
--------------------------------------------------------------------------------
Office Depot *                                          5,600                 83
--------------------------------------------------------------------------------
Weight Watchers *                                       1,700                 78
--------------------------------------------------------------------------------
CDW Computer Centers *                                  1,600                 70
--------------------------------------------------------------------------------
Autonation *                                            5,400                 68
--------------------------------------------------------------------------------
Sherwin-Williams                                        2,400                 68
--------------------------------------------------------------------------------
Tiffany                                                 2,500                 60
--------------------------------------------------------------------------------
Ross Stores                                             1,300                 55
--------------------------------------------------------------------------------
Radio Shack                                             2,900                 54
--------------------------------------------------------------------------------
Williams-Sonoma *                                       2,000                 54
--------------------------------------------------------------------------------
Toys "R" Us *                                           3,800                 38
--------------------------------------------------------------------------------
PETsMART *                                              2,200                 38
--------------------------------------------------------------------------------
Rent-A-Center *                                           700                 35
--------------------------------------------------------------------------------
Michaels Stores *                                       1,100                 34
--------------------------------------------------------------------------------
Chico's *(S)                                            1,700                 32
--------------------------------------------------------------------------------
Abercrombie & Fitch, Class A *                          1,516                 31
--------------------------------------------------------------------------------
Advanced Auto Parts *(S)                                  600                 29
--------------------------------------------------------------------------------
CarMax *(S)                                             1,629                 29
--------------------------------------------------------------------------------
Claire's Stores                                         1,300                 29
--------------------------------------------------------------------------------
Pier 1 Imports                                          1,500                 28
--------------------------------------------------------------------------------
O'Reilly Automotive *(S)                                1,000                 25
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Talbots                                                        900   $        25
--------------------------------------------------------------------------------
Circuit City Stores                                          3,300            25
--------------------------------------------------------------------------------
Foot Locker *                                                2,300            24
--------------------------------------------------------------------------------
Cost Plus *                                                    800            23
--------------------------------------------------------------------------------
Hollywood Entertainment *                                    1,500            23
--------------------------------------------------------------------------------
Linens'n Things *                                            1,000            23
--------------------------------------------------------------------------------
AnnTaylor Stores *                                           1,050            21
--------------------------------------------------------------------------------
Borders Group *                                              1,300            21
--------------------------------------------------------------------------------
Payless Shoesource *                                           402            21
--------------------------------------------------------------------------------
American Eagle Outfitters *                                  1,450            20
--------------------------------------------------------------------------------
Barnes & Noble                                               1,100            20
--------------------------------------------------------------------------------
Genesco *(S)                                                 1,000            19
--------------------------------------------------------------------------------
Burlington Coat Factory                                      1,000            18
--------------------------------------------------------------------------------
West Marine *(S)                                             1,300            18
--------------------------------------------------------------------------------
Deb Shops                                                      800            18
--------------------------------------------------------------------------------
Gymboree *                                                   1,100            17
--------------------------------------------------------------------------------
Copart *                                                     1,450            17
--------------------------------------------------------------------------------
Group One Automotive *(S)                                      700            17
--------------------------------------------------------------------------------
Zale *                                                         500            16
--------------------------------------------------------------------------------
Too *                                                          657            16
--------------------------------------------------------------------------------
United Rentals *(S)                                          1,400            15
--------------------------------------------------------------------------------
Men's Wearhouse *                                              800            14
--------------------------------------------------------------------------------
Pacific Sunwear *                                              750            13
--------------------------------------------------------------------------------
Guitar Center *(S)                                             800            13
--------------------------------------------------------------------------------
Gadzooks *                                                   2,700            13
--------------------------------------------------------------------------------
bebe stores *(S)                                               900            12
--------------------------------------------------------------------------------
Hot Topic *(S)                                                 500            11
--------------------------------------------------------------------------------
PC Connection *(S)                                           2,250            11
--------------------------------------------------------------------------------
Regis                                                          400            10
--------------------------------------------------------------------------------
Pep Boys                                                       800             9
--------------------------------------------------------------------------------
United Retail Group *                                        3,000             8
--------------------------------------------------------------------------------
Christopher & Banks *(S)                                       400             8
--------------------------------------------------------------------------------
Electronics Boutique Holdings *(S)                             500             8
-------------------------------------------------------------------------------
Hibbett Sporting Goods *                                       300             7
--------------------------------------------------------------------------------
Ultimate Electronics *(S)                                      500             5
--------------------------------------------------------------------------------
Tweeter Home Entertainment Group *                             800             5
--------------------------------------------------------------------------------
Charming Shoppes *(S)                                        1,000             4
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Footstar *(S)                                                  600   $         4
--------------------------------------------------------------------------------
The Sports Authority *                                         500             4
--------------------------------------------------------------------------------
                                                                           3,964
                                                                     -----------
Textiles, Apparel, & Luxury Goods 0.4%
Nike, Class B                                                4,000           178
--------------------------------------------------------------------------------
V.F.                                                         1,900            69
--------------------------------------------------------------------------------
Jones Apparel Group *                                        1,900            67
--------------------------------------------------------------------------------
Coach *                                                      1,700            56
--------------------------------------------------------------------------------
Liz Claiborne                                                1,800            53
--------------------------------------------------------------------------------
Columbia Sportswear *                                        1,000            44
--------------------------------------------------------------------------------
Reebok *                                                     1,000            29
--------------------------------------------------------------------------------
Kellwood                                                     1,100            29
--------------------------------------------------------------------------------
Timberland, Class A *                                          700            25
--------------------------------------------------------------------------------
Polo Ralph Lauren, Class A *                                 1,000            22
--------------------------------------------------------------------------------
Movado Group                                                 1,000            19
--------------------------------------------------------------------------------
K-Swiss, Class A                                               800            17
--------------------------------------------------------------------------------
Rocky Shoes & Boots *                                        3,300            17
--------------------------------------------------------------------------------
Russell                                                        900            15
--------------------------------------------------------------------------------
Nautica Enterprises *                                        1,300            14
--------------------------------------------------------------------------------
Tarrant Apparel *(S)                                         3,300            14
--------------------------------------------------------------------------------
Unifi *                                                      1,800            10
--------------------------------------------------------------------------------
Culp *(S)                                                      200             2
--------------------------------------------------------------------------------
                                                                             680
                                                                     -----------
Total Consumer Discretionary                                              24,196
                                                                     -----------

CONSUMER STAPLES 8.3%

Beverages 2.4%
Coca-Cola                                                   40,300         1,766
--------------------------------------------------------------------------------
PepsiCo                                                     28,170         1,189
--------------------------------------------------------------------------------
Anheuser-Busch                                              13,900           673
--------------------------------------------------------------------------------
Coca-Cola Enterprises                                        6,900           150
--------------------------------------------------------------------------------
Pepsi Bottling Group                                         5,000           128
--------------------------------------------------------------------------------
Brown-Forman, Class B                                          900            59
--------------------------------------------------------------------------------
Constellation Brands, Class A *                              1,600            38
--------------------------------------------------------------------------------
Coors, Class B                                                 600            37
--------------------------------------------------------------------------------
PetsiAmericas                                                2,400            32
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                      Shares/Par          Value
-------------------------------------------------------------------------------
                                                                   In thousands

Robert Mondavi, Class A *                                    600   $         19
-------------------------------------------------------------------------------
Todhunter *                                                1,500             15
-------------------------------------------------------------------------------
                                                                          4,106
                                                                   ------------
Food & Drug Retailing 1.1%
Walgreen                                                  16,600            485
-------------------------------------------------------------------------------
Sysco                                                     10,900            325
-------------------------------------------------------------------------------
Kroger *                                                  12,800            198
-------------------------------------------------------------------------------
Safeway *                                                  7,300            170
-------------------------------------------------------------------------------
CVS                                                        6,500            162
-------------------------------------------------------------------------------
Albertson's                                                6,790            151
-------------------------------------------------------------------------------
Whole Foods Market *                                       1,000             53
-------------------------------------------------------------------------------
Winn-Dixie(S)                                              2,300             35
-------------------------------------------------------------------------------
Supervalu                                                  2,100             35
-------------------------------------------------------------------------------
Weis Markets                                                 900             28
-------------------------------------------------------------------------------
Performance Food Group *(S)                                  800             27
-------------------------------------------------------------------------------
United Natural Foods *(S)                                  1,000             25
-------------------------------------------------------------------------------
Longs Drug Stores                                            900             19
-------------------------------------------------------------------------------
Ruddick                                                    1,100             15
-------------------------------------------------------------------------------
Topps *                                                    1,600             14
-------------------------------------------------------------------------------
Great Atlantic & Pacific Tea Company *(S)                  1,600             13
-------------------------------------------------------------------------------
Rite Aid *(S)                                              5,100             12
-------------------------------------------------------------------------------
Duane Reade *(S)                                             700             12
-------------------------------------------------------------------------------
Fleming Companies(S)                                       1,800             12
-------------------------------------------------------------------------------
                                                                          1,791
                                                                   ------------
Food Products 1.6%
General Mills                                              6,200            291
-------------------------------------------------------------------------------
Sara Lee                                                  12,400            279
-------------------------------------------------------------------------------
ConAgra                                                    9,108            228
-------------------------------------------------------------------------------
Kellogg                                                    6,600            226
-------------------------------------------------------------------------------
Wrigley                                                    3,600            198
-------------------------------------------------------------------------------
Kraft Foods, Class A                                       5,000            195
-------------------------------------------------------------------------------
Heinz                                                      5,400            178
-------------------------------------------------------------------------------
Campbell Soup                                              6,600            155
-------------------------------------------------------------------------------
Hershey Foods                                              2,100            142
-------------------------------------------------------------------------------
Archer-Daniels-Midland                                    10,572            131
-------------------------------------------------------------------------------
Tyson Foods, Class A                                       5,154             58
-------------------------------------------------------------------------------
Hormel Foods                                               2,400             56
-------------------------------------------------------------------------------
Dean Foods *                                               1,286             48
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

McCormick                                                 1,800      $        42
--------------------------------------------------------------------------------
Smithfield Foods *                                        2,100               42
--------------------------------------------------------------------------------
Bunge Limited                                             1,700               41
--------------------------------------------------------------------------------
Del Monte Foods *                                         4,811               37
--------------------------------------------------------------------------------
Fresh Del Monte Produce                                   1,600               30
--------------------------------------------------------------------------------
Corn Products International                                 900               27
--------------------------------------------------------------------------------
Dole Foods                                                  800               26
--------------------------------------------------------------------------------
Delta & Pine Land                                         1,200               24
--------------------------------------------------------------------------------
Lancaster Colony                                            600               23
--------------------------------------------------------------------------------
Tootsie Roll Industries                                     736               23
--------------------------------------------------------------------------------
Sensient Technologies Corporation                         1,000               22
--------------------------------------------------------------------------------
Lance                                                     1,800               21
--------------------------------------------------------------------------------
Horizon Organic *(S)                                      1,300               21
--------------------------------------------------------------------------------
J.M. Smucker Company                                        506               20
--------------------------------------------------------------------------------
Alico                                                       600               16
--------------------------------------------------------------------------------
Pilgrim's Pride(S)                                        1,900               16
--------------------------------------------------------------------------------
Flowers Foods                                               790               15
--------------------------------------------------------------------------------
Hain Celestial Group *                                    1,000               15
--------------------------------------------------------------------------------
American Italian Pasta, Class A *(S)                        400               14
--------------------------------------------------------------------------------
Interstate Bakeries                                         900               14
--------------------------------------------------------------------------------
Tasty Baking                                                800                7
--------------------------------------------------------------------------------
Galaxy Nutritional Foods *                                2,700                6
--------------------------------------------------------------------------------
Aurora Foods *(S)                                           413                0
--------------------------------------------------------------------------------
                                                                           2,687
                                                                   -------------

Household Products 1.7%
Procter & Gamble                                         21,000            1,805
--------------------------------------------------------------------------------
Colgate-Palmolive                                         9,000              472
--------------------------------------------------------------------------------
Kimberly-Clark                                            8,400              399
--------------------------------------------------------------------------------
Clorox                                                    3,600              148
--------------------------------------------------------------------------------
Dial Corp.                                                1,500               30
--------------------------------------------------------------------------------
                                                                           2,854
                                                                   -------------
Personal Products 0.6%
Gillette                                                 17,700              537
--------------------------------------------------------------------------------
Avon                                                      3,800              205
--------------------------------------------------------------------------------
Estee Lauder, Class A                                     2,000               53
--------------------------------------------------------------------------------
Alberto Culver, Class B(S)                                1,000               50
--------------------------------------------------------------------------------
NBTY *                                                    1,700               30
--------------------------------------------------------------------------------
Del Laboratories(S)                                       1,102               22
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                           Shares/Par                     Value
-------------------------------------------------------------------------------
                                                                   In thousands

Playtex Products *                              1,700               $        17
-------------------------------------------------------------------------------
Water Pik Technologies *                        2,005                        15
-------------------------------------------------------------------------------
Elizabeth Arden *(S)                              800                        12
-------------------------------------------------------------------------------
                                                                            941
                                                                   ------------
Tobacco 0.9%
Philip Morris                                  34,000                     1,378
-------------------------------------------------------------------------------
UST                                             2,700                        90
-------------------------------------------------------------------------------
R.J. Reynolds Tobacco                           1,333                        56
-------------------------------------------------------------------------------
Vector Group(S)                                 1,434                        17
-------------------------------------------------------------------------------
Universal Corporation                             400                        15
-------------------------------------------------------------------------------
Schweitzer Mauduit                                500                        12
-------------------------------------------------------------------------------
DiMon                                           1,700                        10
-------------------------------------------------------------------------------
                                                                          1,578
                                                                   ------------
Total Consumer Staples                                                   13,957
                                                                   ------------

ENERGY 5.8%

Energy Equipment & Services 1.1%
Schlumberger                                    9,572                       403
-------------------------------------------------------------------------------
Baker Hughes                                    5,500                       177
-------------------------------------------------------------------------------
Halliburton                                     7,200                       135
-------------------------------------------------------------------------------
Transocean Sedco Forex                          5,125                       119
-------------------------------------------------------------------------------
GlobalSantaFe                                   4,096                        99
-------------------------------------------------------------------------------
BJ Services *                                   2,900                        94
-------------------------------------------------------------------------------
Nabors Industries *                             2,630                        93
-------------------------------------------------------------------------------
Weatherford International *                     2,000                        80
-------------------------------------------------------------------------------
Noble Drilling *                                2,200                        77
-------------------------------------------------------------------------------
ENSCO International                             2,300                        68
-------------------------------------------------------------------------------
Smith International *                           1,600                        52
-------------------------------------------------------------------------------
Diamond Offshore Drilling                       2,300                        50
-------------------------------------------------------------------------------
Patterson-UTI Energy *                          1,400                        42
-------------------------------------------------------------------------------
Cooper Cameron *                                  800                        40
-------------------------------------------------------------------------------
Rowan                                           1,500                        34
-------------------------------------------------------------------------------
National Oilwell *                              1,500                        33
-------------------------------------------------------------------------------
Tidewater                                       1,000                        31
-------------------------------------------------------------------------------
Pride International *                           2,000                        30
-------------------------------------------------------------------------------
Grant Prideco *                                 2,100                        24
-------------------------------------------------------------------------------
Superior Energy *                               2,900                        24
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Varco International *                                     1,353     $         23
--------------------------------------------------------------------------------
FMC Technologies *                                          987               20
--------------------------------------------------------------------------------
Key Energy Services *                                     2,200               20
--------------------------------------------------------------------------------
Helmerich & Payne                                           600               17
--------------------------------------------------------------------------------
Carbo Ceramics (S)                                          400               13
--------------------------------------------------------------------------------
Offshore Logistics *                                        600               13
--------------------------------------------------------------------------------
TETRA Technologies *                                        600               13
--------------------------------------------------------------------------------
Oceaneering International *                                 500               12
--------------------------------------------------------------------------------
W-H Energy Services *                                       800               12
--------------------------------------------------------------------------------
Unit Corp. *                                                600               11
--------------------------------------------------------------------------------
Newpark Resources *(S)                                    2,500               11
--------------------------------------------------------------------------------
Hanover Compressor *(S)                                   1,000                9
--------------------------------------------------------------------------------
Atwood Oceanics *                                           300                9
--------------------------------------------------------------------------------
Global Industries *                                       2,100                9
--------------------------------------------------------------------------------
Universal Compression Holdings *(S)                         400                8
--------------------------------------------------------------------------------
Veritas DGC *                                               900                7
--------------------------------------------------------------------------------
Parker Drilling *                                         3,200                7
--------------------------------------------------------------------------------
Input/Output *                                            1,100                5
--------------------------------------------------------------------------------
                                                                           1,924
                                                                 ---------------

Oil & Gas 4.7%
Exxon Mobil                                             109,562            3,828
--------------------------------------------------------------------------------
ChevronTexaco                                            17,314            1,151
--------------------------------------------------------------------------------
ConocoPhillips                                           11,034              534
--------------------------------------------------------------------------------
Anadarko Petroleum                                        3,929              188
--------------------------------------------------------------------------------
Occidental Petroleum                                      6,000              171
--------------------------------------------------------------------------------
Unocal                                                    4,914              150
--------------------------------------------------------------------------------
Burlington Resources                                      3,500              149
--------------------------------------------------------------------------------
Apache                                                    2,270              129
--------------------------------------------------------------------------------
Marathon Oil                                              5,700              121
--------------------------------------------------------------------------------
Devon Energy                                              2,459              113
--------------------------------------------------------------------------------
Amerada Hess                                              1,600               88
--------------------------------------------------------------------------------
EOG Resources                                             1,900               76
--------------------------------------------------------------------------------
Kerr-McGee                                                1,661               74
--------------------------------------------------------------------------------
Murphy Oil                                                1,600               69
--------------------------------------------------------------------------------
Ocean Energy                                              3,100               62
--------------------------------------------------------------------------------
Valero Energy                                             1,600               59
--------------------------------------------------------------------------------
Sunoco                                                    1,500               50
--------------------------------------------------------------------------------
XTO Energy                                                2,000               49
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                    Shares/Par            Value
-------------------------------------------------------------------------------
                                                                   In thousands

Pioneer Natural Resources *                             1,700       $        43
-------------------------------------------------------------------------------
Pogo Producing                                          1,000                37
-------------------------------------------------------------------------------
Western Gas Resources(S)                                1,000                37
-------------------------------------------------------------------------------
Plains All American Pipeline(S)                         1,500                37
-------------------------------------------------------------------------------
Noble Energy                                              900                34
-------------------------------------------------------------------------------
Ultra Petroleum *                                       3,300                33
-------------------------------------------------------------------------------
Enterprise Products Partners(S)                         1,600                31
-------------------------------------------------------------------------------
Buckeye Partners                                          800                31
-------------------------------------------------------------------------------
Westport Resources *(S)                                 1,390                29
-------------------------------------------------------------------------------
Newfield Exploration *                                    800                29
-------------------------------------------------------------------------------
Ashland                                                 1,000                29
-------------------------------------------------------------------------------
BP Prudhoe Bay Royalty Trust(S)                         1,700                25
-------------------------------------------------------------------------------
Chesapeake Energy(S)                                    3,108                24
-------------------------------------------------------------------------------
Stone Energy *                                            700                23
-------------------------------------------------------------------------------
Hugoton Royalty Trust                                   1,800                23
-------------------------------------------------------------------------------
General Maritime *(S)                                   3,000                22
-------------------------------------------------------------------------------
Teppco Partners                                           800                22
-------------------------------------------------------------------------------
Forest Oil *                                              700                19
-------------------------------------------------------------------------------
Houston Exploration *(S)                                  600                18
-------------------------------------------------------------------------------
Penn Virginia                                             500                18
-------------------------------------------------------------------------------
Premcor *(S)                                              800                18
-------------------------------------------------------------------------------
Tom Brown *                                               700                18
-------------------------------------------------------------------------------
Denbury Resources *(S)                                  1,500                17
-------------------------------------------------------------------------------
Vintage Petroleum                                       1,600                17
-------------------------------------------------------------------------------
Spinnaker Exploration *(S)                                700                15
-------------------------------------------------------------------------------
Patina Oil & Gas                                          475                15
-------------------------------------------------------------------------------
Cabot Oil & Gas, Class A                                  600                15
-------------------------------------------------------------------------------
Petroleum Development *                                 2,700                14
-------------------------------------------------------------------------------
Remington Oil & Gas *                                     700                12
-------------------------------------------------------------------------------
Tesoro Petroleum *(S)                                   2,000                 9
-------------------------------------------------------------------------------
Plains Resources *                                        700                 8
-------------------------------------------------------------------------------
Plains Exploration & Production *                         700                 7
-------------------------------------------------------------------------------
Magnum Hunter Resources                                 1,100                 7
-------------------------------------------------------------------------------
Cimarex Energy                                            318                 6
-------------------------------------------------------------------------------
Syntroleum *                                            3,100                 5
-------------------------------------------------------------------------------
Beta Oil & Gas *                                        2,100                 2
-------------------------------------------------------------------------------
                                                                          7,810
                                                                  -------------
Total Energy                                                              9,734
                                                                  -------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                           Shares/Par                     Value
-------------------------------------------------------------------------------
                                                                   In thousands

FINANCIALS 21.8%

Banks 7.9%
Bank of America                                24,629               $     1,713
-------------------------------------------------------------------------------
Wells Fargo                                    27,552                     1,291
-------------------------------------------------------------------------------
Wachovia                                       22,448                       818
-------------------------------------------------------------------------------
Bank One                                       19,136                       699
-------------------------------------------------------------------------------
U.S. Bancorp                                   31,155                       661
-------------------------------------------------------------------------------
Fifth Third Bancorp                             9,636                       564
-------------------------------------------------------------------------------
Washington Mutual                              15,806                       546
-------------------------------------------------------------------------------
FleetBoston Financial                          17,038                       414
-------------------------------------------------------------------------------
BB&T                                            8,045                       298
-------------------------------------------------------------------------------
Bank of New York                               11,900                       285
-------------------------------------------------------------------------------
SunTrust                                        4,768                       271
-------------------------------------------------------------------------------
National City                                   9,640                       263
-------------------------------------------------------------------------------
Golden West Financial                           2,700                       194
-------------------------------------------------------------------------------
PNC Financial Services Group                    4,600                       193
-------------------------------------------------------------------------------
Mellon Financial                                7,100                       185
-------------------------------------------------------------------------------
KeyCorp                                         6,700                       168
-------------------------------------------------------------------------------
SouthTrust                                      5,400                       134
-------------------------------------------------------------------------------
Northern Trust                                  3,600                       126
-------------------------------------------------------------------------------
Comerica                                        2,900                       125
-------------------------------------------------------------------------------
Regions Financial                               3,600                       120
-------------------------------------------------------------------------------
M & T Bank                                      1,500                       119
-------------------------------------------------------------------------------
AmSouth                                         5,867                       113
-------------------------------------------------------------------------------
Charter One Financial                           3,732                       107
-------------------------------------------------------------------------------
Union Planters                                  3,700                       104
-------------------------------------------------------------------------------
North Fork Bancorporation                       2,900                        98
-------------------------------------------------------------------------------
UnionBancal                                     2,400                        94
-------------------------------------------------------------------------------
Synovus Financial                               4,800                        93
-------------------------------------------------------------------------------
Marshall & llsley                               3,378                        93
-------------------------------------------------------------------------------
National Commerce Financial                     3,350                        80
-------------------------------------------------------------------------------
Popular                                         2,200                        74
-------------------------------------------------------------------------------
Greenpoint Financial                            1,600                        72
-------------------------------------------------------------------------------
Huntington Bancshares                           3,666                        69
-------------------------------------------------------------------------------
First Tennessee National                        1,900                        68
-------------------------------------------------------------------------------
Zions Bancorp                                   1,600                        63
-------------------------------------------------------------------------------
Hudson City Bancorp                             3,200                        60
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKFT INDEX FUND
--------------------------------------------------------------------------

                                           Shares/Par                Value
--------------------------------------------------------------------------
                                                              In thousands

Compass Bancshares                              1,900           $       59
--------------------------------------------------------------------------
Commerce Bancorp(S)                             1,300                   56
--------------------------------------------------------------------------
Banknorth Group                                 2,354                   53
--------------------------------------------------------------------------
TCF Financial                                   1,200                   52
--------------------------------------------------------------------------
Sovereign Bancorp                               3,720                   52
--------------------------------------------------------------------------
New York Community Bancorp                      1,718                   50
--------------------------------------------------------------------------
Hibernia Corp., Class A                         2,500                   48
--------------------------------------------------------------------------
Staten Island Bancorp                           2,300                   46
--------------------------------------------------------------------------
First Virginia Banks                            1,150                   43
--------------------------------------------------------------------------
Mercantile Bankshares                           1,100                   42
--------------------------------------------------------------------------
Commerce Bancshares                             1,071                   42
--------------------------------------------------------------------------
Webster Financial                               1,200                   42
--------------------------------------------------------------------------
Astoria Financial                               1,450                   39
--------------------------------------------------------------------------
Associated Banc-Corp                            1,110                   38
--------------------------------------------------------------------------
Valley National Bancorp                         1,408                   37
--------------------------------------------------------------------------
Sky Financial                                   1,833                   37
--------------------------------------------------------------------------
Capitol Federal Financial(S)                    1,200                   35
--------------------------------------------------------------------------
South Financial Group(S)                        1,665                   34
--------------------------------------------------------------------------
Bank of Hawaii                                  1,100                   33
--------------------------------------------------------------------------
Wilmington Trust, Series A                      1,000                   32
--------------------------------------------------------------------------
Abington Bancorp                                1,500                   31
--------------------------------------------------------------------------
Washington Federal                              1,246                   31
--------------------------------------------------------------------------
City National                                     700                   31
--------------------------------------------------------------------------
MAF Bancorp                                       900                   31
--------------------------------------------------------------------------
Unity Bancorp *                                 3,700                   31
--------------------------------------------------------------------------
CVB Financial                                   1,175                   30
--------------------------------------------------------------------------
First Financial Bancorp                         1,770                   29
--------------------------------------------------------------------------
Capitol Bancorp Limited(S)                      1,247                   29
--------------------------------------------------------------------------
Pacific Capital Bancorp                         1,133                   29
--------------------------------------------------------------------------
FirstMerit                                      1,300                   28
--------------------------------------------------------------------------
Fulton Financial                                1,587                   28
--------------------------------------------------------------------------
Finger Lakes Financials                         1,400                   28
--------------------------------------------------------------------------
Waypoint Financial                              1,553                   28
--------------------------------------------------------------------------
International Bancshares                          700                   28
--------------------------------------------------------------------------
Hudson United Bancoro                             870                   27
--------------------------------------------------------------------------
Community First Bankshares                      1,000                   26
--------------------------------------------------------------------------
U.S.B. Holding Company                          1,490                   26
--------------------------------------------------------------------------
    17

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------

                                           Shares/Par                Value
--------------------------------------------------------------------------
                                                              In thousands

United Bankshares                                 900             $     26
--------------------------------------------------------------------------
First Niagara Financial(S)                      1,000                   26
--------------------------------------------------------------------------
Amcore Financial                                1,200                   26
--------------------------------------------------------------------------
FSF Financial                                   1,100                   26
--------------------------------------------------------------------------
F.N.B.                                            931                   26
--------------------------------------------------------------------------
UCBH Holdings(S)                                  600                   26
--------------------------------------------------------------------------
Independence Community Bank                     1,000                   25
--------------------------------------------------------------------------
Roslyn Bancorp                                  1,400                   25
--------------------------------------------------------------------------
People's Bank                                   1,000                   25
--------------------------------------------------------------------------
Whitney Holding                                   750                   25
--------------------------------------------------------------------------
B&L Financial                                   1,600                   25
--------------------------------------------------------------------------
BOK Financial                                     752                   24
--------------------------------------------------------------------------
Community Banks                                   876                   24
--------------------------------------------------------------------------
IBERIABANK                                        600                   24
--------------------------------------------------------------------------
IndyMac Mortgage Holdings *                     1,300                   24
--------------------------------------------------------------------------
Trustmark                                       1,000                   24
--------------------------------------------------------------------------
Wintrust Financial(S)                             750                   24
--------------------------------------------------------------------------
Southwest Bancorp                                 900                   23
--------------------------------------------------------------------------
Frontier Financial                                900                   23
--------------------------------------------------------------------------
Cullen/Frost Bankers                              700                   23
--------------------------------------------------------------------------
Old National Bancorp                              926                   23
--------------------------------------------------------------------------
Peoples Financial                               1,500                   23
--------------------------------------------------------------------------
Fidelity National                               2,200                   22
--------------------------------------------------------------------------
Omega Financial                                   600                   22
--------------------------------------------------------------------------
Community Bankshares of Indiana                 1,400                   21
--------------------------------------------------------------------------
Community Capital                               1,500                   21
--------------------------------------------------------------------------
Metrobancorp                                    1,260                   21
--------------------------------------------------------------------------
Commercial Federal                                900                   21
--------------------------------------------------------------------------
Gold Banc                                       2,100                   21
--------------------------------------------------------------------------
Provident Bankshares                              899                   21
--------------------------------------------------------------------------
First Busey Corporation, Class A                  900                   21
--------------------------------------------------------------------------
Peoples Holding                                   500                   20
--------------------------------------------------------------------------
Southwest Bancorp *(S)                            700                   20
--------------------------------------------------------------------------
Hancock Holding(S)                                450                   20
--------------------------------------------------------------------------
WestAmerica Banc                                  500                   20
--------------------------------------------------------------------------
First Midwest Bancorp                             750                   20
--------------------------------------------------------------------------
Citizens Banking                                  800                   20
--------------------------------------------------------------------------
    18

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Net Bank *                                                  2,021   $         20
--------------------------------------------------------------------------------
Texas Regional Bancshares, Class A                            550             20
--------------------------------------------------------------------------------
Troy Financial(S)                                             720             19
--------------------------------------------------------------------------------
Sandy Spring Bancorp(S)                                       600             19
--------------------------------------------------------------------------------
Berkshire Hills Bancorp                                       800             19
--------------------------------------------------------------------------------
Greater Delaware Valley Savings Bank                          800             19
--------------------------------------------------------------------------------
St. Francis Capital                                           800             19
--------------------------------------------------------------------------------
Commonwealth Bancorp                                          400             19
--------------------------------------------------------------------------------
Silicon Valley Bancshares *                                 1,000             18
--------------------------------------------------------------------------------
Provident Financial Group(S)                                  700             18
--------------------------------------------------------------------------------
FirstBank Puerto Rico                                         800             18
--------------------------------------------------------------------------------
Chittenden                                                    675             17
--------------------------------------------------------------------------------
BankAtlantic, Class A                                       1,800             17
--------------------------------------------------------------------------------
Republic Bancorp                                            1,397             16
--------------------------------------------------------------------------------
Bank of the Ozarks(S)                                         700             16
--------------------------------------------------------------------------------
BWC Financial                                                 904             16
--------------------------------------------------------------------------------
Downey Financial                                              400             16
--------------------------------------------------------------------------------
Brookline Bancorp                                           1,293             15
--------------------------------------------------------------------------------
UMB Financial                                                 398             15
--------------------------------------------------------------------------------
Metrocorp Bancshares                                        1,300             15
--------------------------------------------------------------------------------
Flushing Financial                                            900             15
--------------------------------------------------------------------------------
Anchor Bancorp Wisconsin                                      700             15
--------------------------------------------------------------------------------
Santander Bancorp                                           1,030             13
--------------------------------------------------------------------------------
Merrill Merchants Bancorp                                     854             13
--------------------------------------------------------------------------------
German American Bancorp                                       855             13
--------------------------------------------------------------------------------
Colonial BancGroup                                          1,100             13
--------------------------------------------------------------------------------
Peoples Bancorp(S)                                            500             13
--------------------------------------------------------------------------------
First Charter                                                 700             13
--------------------------------------------------------------------------------
Susquehanna Bancshares                                        600             13
--------------------------------------------------------------------------------
Greater Bay Bancorp(S)                                        700             12
--------------------------------------------------------------------------------
WesBanco(S)                                                   500             12
--------------------------------------------------------------------------------
BanCorpSouth                                                  600             12
--------------------------------------------------------------------------------
FirstFed Financial *                                          400             12
--------------------------------------------------------------------------------
Prosperity Bancshares(S)                                      600             11
--------------------------------------------------------------------------------
First City Bank                                             1,100             11
--------------------------------------------------------------------------------
East West Bancorp(S)                                          300             11
--------------------------------------------------------------------------------
Sterling Bancshares                                           850             10
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

NBT Bancorp                                                    600      $     10
--------------------------------------------------------------------------------
Boston Private Financial(S)                                    500            10
--------------------------------------------------------------------------------
Bay View Capital *                                           1,600             9
--------------------------------------------------------------------------------
Mid-State Bancshares                                           500             8
--------------------------------------------------------------------------------
1st Source(S)                                                  330             6
--------------------------------------------------------------------------------
Integra Bank                                                   271             5
--------------------------------------------------------------------------------
First Merchants                                                200             5
--------------------------------------------------------------------------------
Midwest Banc Holdings(S)                                       200             4
--------------------------------------------------------------------------------
                                                                          13,207
                                                                        --------

Diversified Financials 6.7%
Citigroup                                                   82,614         2,907
--------------------------------------------------------------------------------
Fannie Mae                                                  16,100         1,036
--------------------------------------------------------------------------------
J.P. Morgan Chase                                           32,410           778
--------------------------------------------------------------------------------
American Express                                            21,600           764
--------------------------------------------------------------------------------
Morgan Stanley                                              17,400           695
--------------------------------------------------------------------------------
Freddie Mac                                                 11,500           679
--------------------------------------------------------------------------------
Goldman Sachs Group                                          7,800           531
--------------------------------------------------------------------------------
Merrill Lynch                                               13,700           520
--------------------------------------------------------------------------------
MBNA                                                        20,875           397
--------------------------------------------------------------------------------
SLM Corporation                                              2,600           270
--------------------------------------------------------------------------------
Charles Schwab                                              22,806           247
--------------------------------------------------------------------------------
Lehman Brothers                                              3,900           208
--------------------------------------------------------------------------------
State Street                                                 5,300           207
--------------------------------------------------------------------------------
Household International                                      7,413           206
--------------------------------------------------------------------------------
Principal Financial Group                                    5,900           178
--------------------------------------------------------------------------------
Franklin Resources                                           4,200           143
--------------------------------------------------------------------------------
Countrywide Financial                                        2,000           103
--------------------------------------------------------------------------------
Moody's                                                      2,400            99
--------------------------------------------------------------------------------
Bear Stearns                                                 1,627            97
--------------------------------------------------------------------------------
Capital One Financial                                        3,200            95
--------------------------------------------------------------------------------
CIT Group                                                    3,400            67
--------------------------------------------------------------------------------
Legg Mason                                                   1,300            63
--------------------------------------------------------------------------------
Stilwell Financial                                           4,200            55
--------------------------------------------------------------------------------
Federated Investors, Class B                                 2,150            54
--------------------------------------------------------------------------------
SEI                                                          1,700            46
--------------------------------------------------------------------------------
A.G. Edwards                                                 1,300            43
--------------------------------------------------------------------------------
Neuberger Berman(S)                                          1,250            42
--------------------------------------------------------------------------------
Alliance Capital(S)                                          1,300            40
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Eaton Vance                                               1,400      $        40
--------------------------------------------------------------------------------
Student Loan Corporation                                    400               39
--------------------------------------------------------------------------------
John Nuveen, Class A                                      1,500               38
--------------------------------------------------------------------------------
Providian Financial *                                     5,800               38
--------------------------------------------------------------------------------
Doral Financial                                           1,300               37
--------------------------------------------------------------------------------
Allied Capital                                            1.600               35
--------------------------------------------------------------------------------
LaBranche & Co. *(S)                                      1,300               35
--------------------------------------------------------------------------------
E*TRADE Group                                             6,800               33
--------------------------------------------------------------------------------
Waddell & Reed Financial, Class A                         1,651               32
--------------------------------------------------------------------------------
AmeriTrade *(S)                                           5,700               32
--------------------------------------------------------------------------------
Investor's Financial Services                             1,100               30
--------------------------------------------------------------------------------
Leucadia National                                           800               30
--------------------------------------------------------------------------------
Jeffries Group(S)                                           500               21
--------------------------------------------------------------------------------
Raymond James Financial                                     700               21
--------------------------------------------------------------------------------
Affiliated Managers Group *(S)                              400               20
--------------------------------------------------------------------------------
Knight/Trimark Group *                                    4,100               20
--------------------------------------------------------------------------------
American Capital Strategies(S)                              900               19
--------------------------------------------------------------------------------
Investment Technology Group *                               800               18
--------------------------------------------------------------------------------
AmeriCredit *(S)                                          2,200               17
--------------------------------------------------------------------------------
CompuCredit *(S)                                          2,300               16
--------------------------------------------------------------------------------
World Acceptance *                                        2,000               15
--------------------------------------------------------------------------------
Advanta                                                   1,655               15
--------------------------------------------------------------------------------
WFS Financial *                                             600               13
--------------------------------------------------------------------------------
PMC Capital                                               2,400               10
--------------------------------------------------------------------------------
Stifel Financial                                            900               10
--------------------------------------------------------------------------------
Credit Acceptance Corporation *                           1,300                8
--------------------------------------------------------------------------------
Metris Companies(S)                                       1,200                3
--------------------------------------------------------------------------------
                                                                          11,215
                                                                    ------------
Insurance 5.5%
--------------------------------------------------------------------------------
American International Group                             42,518            2,460
--------------------------------------------------------------------------------
Berkshire Hathaway, Class A *                                25            1,819
--------------------------------------------------------------------------------
Allstate                                                 11,800              437
--------------------------------------------------------------------------------
Marsh & McLennan                                          8,800              407
--------------------------------------------------------------------------------
MetLife                                                  11,800              319
--------------------------------------------------------------------------------
Prudential                                                9,100              289
--------------------------------------------------------------------------------
AFLAC                                                     8,200              247
--------------------------------------------------------------------------------
Travelers Property Casualty, Class B *                   16,298              239
--------------------------------------------------------------------------------
Hartford Financial Services Group                         4,000              182
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Progressive Corporation                                  3,550      $        176
--------------------------------------------------------------------------------
Chubb                                                    2,800               146
--------------------------------------------------------------------------------
Loews                                                    3,200               142
--------------------------------------------------------------------------------
John Hancock Financial Services                          4,700               131
--------------------------------------------------------------------------------
St. Paul Companies                                       3,500               119
--------------------------------------------------------------------------------
MBIA                                                     2,400               105
--------------------------------------------------------------------------------
Cincinnati Financial                                     2,700               101
--------------------------------------------------------------------------------
AMBAC Financial Group                                    1,650                93
--------------------------------------------------------------------------------
Lincoln National                                         2,900                92
--------------------------------------------------------------------------------
Jefferson Pilot                                          2,400                91
--------------------------------------------------------------------------------
Aon                                                      4,350                82
--------------------------------------------------------------------------------
CNA Financial *                                          3,100                79
--------------------------------------------------------------------------------
MGIC Investment                                          1,700                70
--------------------------------------------------------------------------------
Torchmark                                                1,900                69
--------------------------------------------------------------------------------
SAFECO                                                   2,000                69
--------------------------------------------------------------------------------
UnumProvident                                            3,876                68
--------------------------------------------------------------------------------
Transatlantic Holdings                                     850                57
--------------------------------------------------------------------------------
Radian Group                                             1,500                56
--------------------------------------------------------------------------------
Fidelity National Financial                              1,540                51
--------------------------------------------------------------------------------
Mercury General                                          1,300                49
--------------------------------------------------------------------------------
Old Republic International                               1,700                48
--------------------------------------------------------------------------------
PMI Group                                                1,400                42
--------------------------------------------------------------------------------
White Mountains Insurance Group(S)                         130                42
--------------------------------------------------------------------------------
Arthur J. Gallagher                                      1,400                41
--------------------------------------------------------------------------------
W. R. Berkley                                            1,000                40
--------------------------------------------------------------------------------
Erie Indemnity(S)                                        1,000                36
--------------------------------------------------------------------------------
Unitrin                                                  1,200                35
--------------------------------------------------------------------------------
American National Insurance                                400                33
--------------------------------------------------------------------------------
Brown and Brown                                          1,000                32
--------------------------------------------------------------------------------
Arch Capital Group *                                     1,000                31
--------------------------------------------------------------------------------
Markel *                                                   150                31
--------------------------------------------------------------------------------
Protective Life                                          1,100                30
--------------------------------------------------------------------------------
Hilb Rogal and Hamilton(S)                                 700                29
--------------------------------------------------------------------------------
Commerce Group                                             700                26
--------------------------------------------------------------------------------
Nationwide Financial Services, Class A                     900                26
--------------------------------------------------------------------------------
HCC Insurance Holdings                                   1,000                25
--------------------------------------------------------------------------------
First American Financial                                 1,085                24
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Great American Financial Resources                         1,400        $     24
--------------------------------------------------------------------------------
Alfa                                                       2,000              24
--------------------------------------------------------------------------------
United Fire & Casualty                                       700              23
--------------------------------------------------------------------------------
American Financial Group                                   1,000              23
--------------------------------------------------------------------------------
UICI*                                                      1,300              20
--------------------------------------------------------------------------------
StanCorp Financial Group                                     400              20
--------------------------------------------------------------------------------
Midland                                                    1,000              19
--------------------------------------------------------------------------------
Zenith National                                              800              19
--------------------------------------------------------------------------------
Triad Guaranty *(S)                                          500              18
--------------------------------------------------------------------------------
Alleghany                                                    100              18
--------------------------------------------------------------------------------
LandAmerica Financial Group                                  500              18
--------------------------------------------------------------------------------
ProAssurance *                                               824              17
--------------------------------------------------------------------------------
AmerUs Life(S)                                               600              17
--------------------------------------------------------------------------------
Ohio Casualty *(S)                                         1,300              17
--------------------------------------------------------------------------------
MONY Group(S)                                                700              17
--------------------------------------------------------------------------------
2lst Century Insurance Group(S)                            1,300              16
--------------------------------------------------------------------------------
Delphi Financial(S)                                          400              15
--------------------------------------------------------------------------------
FBL Financial Group, Class(S)                                732              14
--------------------------------------------------------------------------------
Financial Industries Corporation                             990              14
--------------------------------------------------------------------------------
Horace Mann Educators                                        900              14
--------------------------------------------------------------------------------
Reinsurance Group of America(S)                              500              14
--------------------------------------------------------------------------------
Vesta Insurance                                            4,600              13
--------------------------------------------------------------------------------
Phoenix Companies                                          1,600              12
--------------------------------------------------------------------------------
FPIC Insurance Group *(S)                                  1,600              11
--------------------------------------------------------------------------------
Presidential Life(S)                                       1,000              10
--------------------------------------------------------------------------------
Fremont General(S)                                         2,200              10
--------------------------------------------------------------------------------
RLI                                                          300               8
--------------------------------------------------------------------------------
Citizens Financial *                                         500               2
--------------------------------------------------------------------------------
                                                                           9,263
                                                                        --------
Real Estate 1.7%
Equity Office Properties, REIT                             7,261             181
--------------------------------------------------------------------------------
Equity Residential, REIT                                   4,800             118
--------------------------------------------------------------------------------
Simon Property Group, REIT                                 3,300             112
--------------------------------------------------------------------------------
ProLogis Trust, REIT                                       3,376              85
--------------------------------------------------------------------------------
Public Storage, REIT                                       2,300              74
--------------------------------------------------------------------------------
Plum Creek Timber                                          3,044              72
--------------------------------------------------------------------------------
Vornado Realty Trust, REIT                                 1,900              71
--------------------------------------------------------------------------------
Archstone-Smith Trust, REIT                                2,900              68
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

General Growth Properties, REIT                              1,300    $       68
--------------------------------------------------------------------------------
Boston Properties, REIT                                      1,600            59
--------------------------------------------------------------------------------
Avalonbay Communities, REIT                                  1,407            55
--------------------------------------------------------------------------------
Kimco Realty, REIT                                           1,750            54
--------------------------------------------------------------------------------
Duke Realty, REIT                                            2,100            53
--------------------------------------------------------------------------------
AMB Property, REIT                                           1,800            49
--------------------------------------------------------------------------------
Apartment Investment & Management, Class A, REIT             1,300            49
--------------------------------------------------------------------------------
IStar Financial, REIT                                        1,717            48
--------------------------------------------------------------------------------
Health Care Property Investors, REIT                         1,200            46
--------------------------------------------------------------------------------
Hospitality Properties Trust, REIT                           1,300            46
--------------------------------------------------------------------------------
Liberty Property Trust, REIT(S)                              1,400            45
--------------------------------------------------------------------------------
Rouse, REIT                                                  1,400            44
--------------------------------------------------------------------------------
Host Marriott, REIT *                                        4,900            43
--------------------------------------------------------------------------------
Crescent Real Estate Equities, REIT                          2,400            40
--------------------------------------------------------------------------------
Camden Property Trust, REIT                                  1,200            40
--------------------------------------------------------------------------------
Federal Realty Investment Trust, REIT                        1,400            39
--------------------------------------------------------------------------------
St. Joe                                                      1,300            39
--------------------------------------------------------------------------------
Arden Realty, REIT                                           1,700            38
--------------------------------------------------------------------------------
BRE Properties, Class A, REIT                                1,200            37
--------------------------------------------------------------------------------
Developers Diversified Realty, REIT                          1,700            37
--------------------------------------------------------------------------------
Pan Pacific Retail Properties, REIT                          1,000            37
--------------------------------------------------------------------------------
CBL & Associates Properties, REIT                              900            36
--------------------------------------------------------------------------------
Cousins Properties, REIT                                     1,450            36
--------------------------------------------------------------------------------
Highwoods Properties, REIT                                   1,600            35
--------------------------------------------------------------------------------
CarrAmerica Realty, REIT                                     1,400            35
--------------------------------------------------------------------------------
Catellus Development *                                       1,700            34
--------------------------------------------------------------------------------
Forest City Enterprises                                      1,000            33
--------------------------------------------------------------------------------
New Plan Excel Realty, REIT                                  1,700            32
--------------------------------------------------------------------------------
Brandywine Realty Trust, REIT                                1,400            31
--------------------------------------------------------------------------------
Mack-Cali Realty, REIT                                       1,000            30
--------------------------------------------------------------------------------
Heritage Property Investment Trust                           1,200            30
--------------------------------------------------------------------------------
Manufactured Home Communities, REIT                          1,000            30
--------------------------------------------------------------------------------
Post Properties, REIT                                        1,200            29
--------------------------------------------------------------------------------
Parkway Properties, REIT                                       800            28
--------------------------------------------------------------------------------
First Industrial Realty, REIT                                1,000            28
--------------------------------------------------------------------------------
Home Properties of New York, REIT                              800            28
--------------------------------------------------------------------------------
Ventas                                                       2,400            28
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

National Golf Properties, REIT *                          2,300         $     27
--------------------------------------------------------------------------------
Nationwide Health Properties, REIT                        1,800               27
--------------------------------------------------------------------------------
Shurgard Storage Centers, Class A, REIT                     800               25
--------------------------------------------------------------------------------
Trizec Properties, REIT                                   2,600               24
--------------------------------------------------------------------------------
IRT Property, REIT                                        2,000               24
--------------------------------------------------------------------------------
Mills, REIT                                                 800               23
--------------------------------------------------------------------------------
Kilroy Realty, REIT                                       1,000               23
--------------------------------------------------------------------------------
Chateau Communities, REIT                                 1,000               23
--------------------------------------------------------------------------------
Getty Realty, REIT(S)                                     1,200               23
--------------------------------------------------------------------------------
Taubman Centers, REIT                                     1,400               23
--------------------------------------------------------------------------------
United Dominion Realty Trust, REIT                        1,300               21
--------------------------------------------------------------------------------
Bedford Property Investors, REIT                            800               21
--------------------------------------------------------------------------------
Weingarten Realty Investors, REIT                           550               20
--------------------------------------------------------------------------------
Regency Centers, REIT                                       600               19
--------------------------------------------------------------------------------
Consolidated-Tomoka Land                                  1,000               19
--------------------------------------------------------------------------------
Annaly Mortgage Management, REIT                          1,000               19
--------------------------------------------------------------------------------
Koger Equity, REIT                                        1,200               19
--------------------------------------------------------------------------------
RFS Hotel Investors, REIT                                 1,700               18
--------------------------------------------------------------------------------
Great Lakes, REIT                                         1,100               18
--------------------------------------------------------------------------------
Innkeepers USA, REIT                                      2,300               18
--------------------------------------------------------------------------------
Centerpoint Properties, REIT                                300               17
--------------------------------------------------------------------------------
One Liberty Properties, REIT                              1,100               17
--------------------------------------------------------------------------------
Mission West Properties, REIT                             1,600               16
--------------------------------------------------------------------------------
Corrections Corp of America *                               919               16
--------------------------------------------------------------------------------
Wellsford Real Properties *                               1,000               16
--------------------------------------------------------------------------------
Trammell Crow *                                           1,700               15
--------------------------------------------------------------------------------
Mid-America Apartment Communities, REIT                     600               15
--------------------------------------------------------------------------------
Felcor Lodging Trust, REIT                                1,248               14
--------------------------------------------------------------------------------
MeriStar Hospitality, REIT                                1,800               12
--------------------------------------------------------------------------------
                                                                           2,822
                                                                         -------
Total Financials                                                          36,507

HEALTH CARE 14.1%

Biotechnology 1.5%
Amgen *                                                  20,784            1,005
--------------------------------------------------------------------------------
Genentech *                                               3,500              116
--------------------------------------------------------------------------------
Chiron *                                                  3,000              113
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
--------------------------------------------------------------------------------
                                                                    In thousands

Gilead Sciences *                                      3,240           $     110
--------------------------------------------------------------------------------
MedImmune *                                            4,052                 110
--------------------------------------------------------------------------------
Genzyme *                                              3,400                 100
--------------------------------------------------------------------------------
Biogen *                                               2,400                  96
--------------------------------------------------------------------------------
IDEC Pharmaceuticals *                                 2,400                  80
--------------------------------------------------------------------------------
Cephalon *                                               900                  44
--------------------------------------------------------------------------------
Millennium Pharmaceuticals *                           4,285                  34
--------------------------------------------------------------------------------
Amylin Pharmaceuticals *                               2,100                  34
--------------------------------------------------------------------------------
VaxGen *(S)                                            1,500                  29
--------------------------------------------------------------------------------
BioReliance *                                          1,200                  28
--------------------------------------------------------------------------------
IDEXX Laboratories *                                     800                  26
--------------------------------------------------------------------------------
Celgene *                                              1,200                  26
--------------------------------------------------------------------------------
Neurocrine Biosciences *(S)                              500                  23
--------------------------------------------------------------------------------
ICOS *(S)                                                900                  21
--------------------------------------------------------------------------------
Affymetrix *(S)                                          900                  21
--------------------------------------------------------------------------------
NPS Pharmaceuticals *(S)                                 800                  20
--------------------------------------------------------------------------------
Vertex Pharmaceuticals *                               1,148                  18
--------------------------------------------------------------------------------
Telik *(S)                                             1,500                  17
--------------------------------------------------------------------------------
Trimeris *(S)                                            400                  17
--------------------------------------------------------------------------------
Techne *(S)                                              600                  17
--------------------------------------------------------------------------------
Human Genome Sciences *                                1,900                  17
--------------------------------------------------------------------------------
Triangle Pharmaceuticals *(S)                          2,700                  16
--------------------------------------------------------------------------------
Imclone Systems *(S)                                   1,507                  16
--------------------------------------------------------------------------------
Martek Biosciences *(S)                                  600                  15
--------------------------------------------------------------------------------
La jolla Pharmaceutical *(S)                           2,300                  15
--------------------------------------------------------------------------------
XOMA *                                                 3,500                  15
--------------------------------------------------------------------------------
PE - Celera Genomi *                                   1,500                  14
--------------------------------------------------------------------------------
Regeneron Pharmaceuticals *(S)                           700                  13
--------------------------------------------------------------------------------
Cell Genesys *(S)                                      1,100                  12
--------------------------------------------------------------------------------
Protein Design Labs                                    1,400                  12
--------------------------------------------------------------------------------
Albany Molecular Research *(S)                           800                  12
--------------------------------------------------------------------------------
Genencor International *(S)                            1,200                  12
--------------------------------------------------------------------------------
AVI BioPharma *(S)                                     2,300                  11
--------------------------------------------------------------------------------
Genta *(S)                                             1,400                  11
--------------------------------------------------------------------------------
Enzon *(S)                                               600                  10
--------------------------------------------------------------------------------
Progenics Pharmaceuticals *                            1,500                  10
--------------------------------------------------------------------------------
OSI Pharmaceuticals *(S)                                 600                  10
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                            Shares/Par                    Value
-------------------------------------------------------------------------------
                                                                   In thousands

Abgenix *(S)                                     1,300             $         10
-------------------------------------------------------------------------------
Array BioPharma *(S)                             1,700                        9
-------------------------------------------------------------------------------
ILEX Oncology *(S)                               1,300                        9
-------------------------------------------------------------------------------
CV Therapeutics *(S)                               500                        9
-------------------------------------------------------------------------------
Diversa *                                        1,000                        9
-------------------------------------------------------------------------------
Tanox *(S)                                       1,000                        9
-------------------------------------------------------------------------------
Pharmacopeia *                                   1,000                        9
-------------------------------------------------------------------------------
Exelixis *(S)                                    1,000                        8
-------------------------------------------------------------------------------
Tularik *(S)                                     1,000                        7
-------------------------------------------------------------------------------
Myriad Genetics *(S)                               500                        7
-------------------------------------------------------------------------------
Sangamo BioSciences *(S)                         2,400                        7
-------------------------------------------------------------------------------
NeoPharm *(S)                                      700                        7
-------------------------------------------------------------------------------
Transkaryotic Therapies *(S)                       700                        7
-------------------------------------------------------------------------------
Gene Logic *(S)                                  1,100                        7
-------------------------------------------------------------------------------
Digene *                                           600                        7
-------------------------------------------------------------------------------
Incyte Genomics *                                1,500                        7
-------------------------------------------------------------------------------
Cubist Pharmaceuticals *(S)                        800                        7
-------------------------------------------------------------------------------
CuraGen *(S)                                     1,400                        6
-------------------------------------------------------------------------------
Enzo Biochem(S)                                    461                        6
-------------------------------------------------------------------------------
Arena Pharmaceuticals *(S)                         900                        6
-------------------------------------------------------------------------------
Alkermes *(S)                                      900                        6
-------------------------------------------------------------------------------
Immunomedics(S)                                  1,200                        6
-------------------------------------------------------------------------------
Isis Pharmaceuticals, Class B *(S)                 800                        5
-------------------------------------------------------------------------------
Cell Therapeutics *(S)                             700                        5
-------------------------------------------------------------------------------
Avigen *(S)                                        800                        5
-------------------------------------------------------------------------------
Neose Technologies *(S)                            500                        4
-------------------------------------------------------------------------------
Sequenom *(S)                                    2,300                        4
-------------------------------------------------------------------------------
Luminex *(S)                                     1,000                        4
-------------------------------------------------------------------------------
Medarex *(S)                                     1,000                        4
-------------------------------------------------------------------------------
Novavax *                                        1,500                        4
-------------------------------------------------------------------------------
OraSure Technologies *(S)                          700                        4
-------------------------------------------------------------------------------
ImmunoGen *(S)                                   1,200                        4
-------------------------------------------------------------------------------
Alexion Pharmaceutical *                           200                        3
-------------------------------------------------------------------------------
Aphton *(S)                                        700                        3
-------------------------------------------------------------------------------
Caliper Technologies *(S)                          800                        2
-------------------------------------------------------------------------------
Texas Biotechnology *                            1,200                        2
-------------------------------------------------------------------------------
NaPro BioTherapeutics *(S)                       1,000                        1
-------------------------------------------------------------------------------

                                                                          2,545
                                                                     ----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands
Health Care Equipment & Supplies 2.0%
Medtronic                                                 19,620        $    895
--------------------------------------------------------------------------------
Boston Scientific *                                        6,700             285
--------------------------------------------------------------------------------
Baxter International                                       9,600             269
--------------------------------------------------------------------------------
Stryker                                                    3,300             222
--------------------------------------------------------------------------------
Guidant *                                                  5,000             154
--------------------------------------------------------------------------------
Becton, Dickinson                                          4,400             135
--------------------------------------------------------------------------------
Zimmer Holdings                                            3,160             131
--------------------------------------------------------------------------------
Biomet                                                     4,500             129
--------------------------------------------------------------------------------
St. Jude Medical *                                         2,900             115
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera                         3,500              61
--------------------------------------------------------------------------------
Waters Corporation *                                       2,300              50
--------------------------------------------------------------------------------
Varian Medical Systems *                                   1,000              50
--------------------------------------------------------------------------------
Hillenbrand Industries                                     1,000              48
--------------------------------------------------------------------------------
C. R. Bard                                                   800              46
--------------------------------------------------------------------------------
Dentsply International                                     1,200              45
--------------------------------------------------------------------------------
Apogent Technologies *                                     1,700              35
--------------------------------------------------------------------------------
Arrow International                                          800              33
--------------------------------------------------------------------------------
Bausch & Lomb(S)                                             900              32
--------------------------------------------------------------------------------
ICU Medical *                                                800              30
--------------------------------------------------------------------------------
Beckman Coulter                                            1,000              30
--------------------------------------------------------------------------------
Steris *                                                   1,100              27
--------------------------------------------------------------------------------
Regeneration Technologies *(S)                             2,600              26
--------------------------------------------------------------------------------
Invitrogen *                                                 800              25
--------------------------------------------------------------------------------
Edwards Lifesciences *                                       960              24
--------------------------------------------------------------------------------
IGEN *(S)                                                    500              21
--------------------------------------------------------------------------------
Cytyc *                                                    2,100              21
--------------------------------------------------------------------------------
Fisher Scientific *                                          700              21
--------------------------------------------------------------------------------
Invacare                                                     600              20
--------------------------------------------------------------------------------
Charles River Laboratories International *(S)                500              19
--------------------------------------------------------------------------------
Lifecore Biomedical *(S)                                   2,200              19
--------------------------------------------------------------------------------
Viasys Healthcare *                                        1,257              19
--------------------------------------------------------------------------------
ResMed *                                                     600              18
--------------------------------------------------------------------------------
Respironics *                                                600              18
--------------------------------------------------------------------------------
American Medical Systems *(S)                              1,100              18
--------------------------------------------------------------------------------
Exactech *                                                   900              18
--------------------------------------------------------------------------------
Diagnostic Products                                          400              15
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                 Shares/Par               Value
-------------------------------------------------------------------------------
                                                                   In thousands

Cantel Medical *(S)                                   1,200         $        15
-------------------------------------------------------------------------------
West Pharmaceutical Services                            600                  15
-------------------------------------------------------------------------------
Sybron Dental Specialties *                             966                  14
-------------------------------------------------------------------------------
Biosite Diagnostics *(S)                                400                  14
-------------------------------------------------------------------------------
Align Technology *(S)                                 4,400                  12
-------------------------------------------------------------------------------
EPIX Medical *                                        1,600                  12
-------------------------------------------------------------------------------
Ventana Medical Systems *(S)                            500                  12
-------------------------------------------------------------------------------
Haemonetics *                                           500                  11
-------------------------------------------------------------------------------
Zoll Medical *(S)                                       300                  11
-------------------------------------------------------------------------------
Molecular Devices *                                     600                  10
-------------------------------------------------------------------------------
Thoratec *                                            1,200                   9
-------------------------------------------------------------------------------
Vital Signs                                             300                   9
-------------------------------------------------------------------------------
SurModics *(S)                                          300                   9
-------------------------------------------------------------------------------
Nitinol Medical Technologies *(S)                     2,800                   9
-------------------------------------------------------------------------------
TheraSense *(S)                                       1,000                   8
-------------------------------------------------------------------------------
Bruker Daltonics *(S)                                 1,600                   8
-------------------------------------------------------------------------------
VISX *                                                  800                   8
-------------------------------------------------------------------------------
Cerus *(S)                                              300                   6
-------------------------------------------------------------------------------
Serologicals *                                          550                   6
-------------------------------------------------------------------------------
Advanced Medical Optics *                               444                   5
-------------------------------------------------------------------------------
Inverness Medical Innovations *(S)                      380                   5
-------------------------------------------------------------------------------
Illumina *                                            1,300                   4
-------------------------------------------------------------------------------
Aspect Medical Systems *(S)                           1,200                   4
-------------------------------------------------------------------------------
ArthroCare *(S)                                         300                   3
-------------------------------------------------------------------------------
                                                                          3,343
                                                                     ----------
Health Care Providers & Services 2.3%
Cardinal Health                                       7,217                 427
-------------------------------------------------------------------------------
UnitedHealth Group                                    5,100                 426
-------------------------------------------------------------------------------
HCA                                                   8,600                 357
-------------------------------------------------------------------------------
Wellpoint Health Networks *                           2,500                 178
-------------------------------------------------------------------------------
Anthem *                                              2,431                 153
-------------------------------------------------------------------------------
Tenet Healthcare *                                    8,050                 132
-------------------------------------------------------------------------------
McKesson HBOC                                         4,551                 123
-------------------------------------------------------------------------------
Aetna                                                 2,400                  99
-------------------------------------------------------------------------------
CIGNA                                                 2,400                  99
-------------------------------------------------------------------------------
AmerisourceBergen                                     1,766                  96
-------------------------------------------------------------------------------
Quest Diagnostics *(S)                                1,600                  91
-------------------------------------------------------------------------------
Health Management, Class A                            4,300                  77
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                       Shares/Par         Value
-------------------------------------------------------------------------------
                                                                   In thousands

IMS Health                                                4,800      $       77
-------------------------------------------------------------------------------
Caremark RX *                                             4,400              71
-------------------------------------------------------------------------------
Express Scripts, Class A *                                1,300              62
-------------------------------------------------------------------------------
Oxford Health Plans *                                     1,600              58
-------------------------------------------------------------------------------
Laboratory Corporation of America *                       2,500              58
-------------------------------------------------------------------------------
Lincare Holdings *                                        1,800              57
-------------------------------------------------------------------------------
Health Net *                                              2,000              53
-------------------------------------------------------------------------------
Universal Health Services, Class B *                      1,100              50
-------------------------------------------------------------------------------
Patterson Dental *                                        1,100              48
-------------------------------------------------------------------------------
First Health Group *                                      1,700              41
-------------------------------------------------------------------------------
WebMD *(S)                                                4,810              41
-------------------------------------------------------------------------------
Omnicare                                                  1,700              41
-------------------------------------------------------------------------------
Manor Care *                                              2,100              39
-------------------------------------------------------------------------------
Triad Hospitals *                                         1,231              37
-------------------------------------------------------------------------------
Covance *                                                 1,400              34
-------------------------------------------------------------------------------
Accredo Health *                                            968              34
-------------------------------------------------------------------------------
Humana *                                                  3,400              34
-------------------------------------------------------------------------------
Henry Schein *                                              700              31
-------------------------------------------------------------------------------
PacifiCare Health Systems, Class A *                      1,100              31
-------------------------------------------------------------------------------
Community Health System *                                 1,500              31
-------------------------------------------------------------------------------
Mid-Atlantic Medical Services *                             900              29
-------------------------------------------------------------------------------
AdvancePCS *                                              1,300              29
-------------------------------------------------------------------------------
Quintiles Transnational *                                 2,300              28
-------------------------------------------------------------------------------
HealthSouth *                                             6,538              27
-------------------------------------------------------------------------------
Apria Healthcare *                                        1,200              27
-------------------------------------------------------------------------------
Coventry Health Care *                                      900              26
-------------------------------------------------------------------------------
Davita *                                                  1,033              25
-------------------------------------------------------------------------------
CorVel *                                                    650              23
-------------------------------------------------------------------------------
Stewart Enterprises, Class A *                            4,100              23
-------------------------------------------------------------------------------
Sunrise Assisted Living *(S)                                900              22
-------------------------------------------------------------------------------
Dianon Systems *                                            469              22
-------------------------------------------------------------------------------
NDC Health(S)                                             1,100              22
-------------------------------------------------------------------------------
LifePoint Hospitals *(S)                                    731              22
-------------------------------------------------------------------------------
Priority Healthcare, Class B *(S)                           900              21
-------------------------------------------------------------------------------
Pharmaceutical Product Development *                        700              20
-------------------------------------------------------------------------------
Renal Care Group *                                          600              19
-------------------------------------------------------------------------------
Cerner *(S)                                                 600              19
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                     Shares/Par           Value
-------------------------------------------------------------------------------
                                                                   In thousands

IDX Systems *(S)                                          1,100              19
-------------------------------------------------------------------------------
PSS World Medical *                                       2,700              18
-------------------------------------------------------------------------------
Gentiva Health Services                                   2,075              18
-------------------------------------------------------------------------------
Service Corp. International *                             5,200              17
-------------------------------------------------------------------------------
Select Medical *                                          1,200              16
-------------------------------------------------------------------------------
Andrx *                                                   1,100              16
-------------------------------------------------------------------------------
Prime Medical Services *                                  1,800              16
-------------------------------------------------------------------------------
U.S. Oncology *                                           1,700              15
-------------------------------------------------------------------------------
Psychemedics                                              1,575              15
-------------------------------------------------------------------------------
PDI *                                                     1,300              14
-------------------------------------------------------------------------------
Province Healthcare *(S)                                  1,400              14
-------------------------------------------------------------------------------
Hooper Holmes                                             2,200              13
-------------------------------------------------------------------------------
Maximus *(S)                                                500              13
-------------------------------------------------------------------------------
Specialty Laboratories *(S)                               1,300              13
-------------------------------------------------------------------------------
AMN Healthcare Services *(S)                                700              12
-------------------------------------------------------------------------------
Cross Country *(S)                                          800              11
-------------------------------------------------------------------------------
Syncor International *                                      400              11
-------------------------------------------------------------------------------
D&K Healthcare(S)                                           900               9
-------------------------------------------------------------------------------
First Horizon Pharmaceutical *(S)                         1,200               9
-------------------------------------------------------------------------------
Orthodontic Centers of America *(S)                         800               9
-------------------------------------------------------------------------------
Beverly Enterprises *                                     2,800               8
-------------------------------------------------------------------------------
Allou Health & Beauty *                                   2,900               8
-------------------------------------------------------------------------------
MIM Corporation *(S)                                      1,300               8
-------------------------------------------------------------------------------
Sierra Health Services *                                    500               6
-------------------------------------------------------------------------------
Eclipsys *(S)                                               900               5
-------------------------------------------------------------------------------
Bioanalytical Systems *(S)                                1,700               5
-------------------------------------------------------------------------------
Omnicell *                                                1,500               4
-------------------------------------------------------------------------------
                                                                          3,912
                                                                      ---------
Pharmaceuticals 8.3%
Pfizer                                                  100,625           3,076
-------------------------------------------------------------------------------
Johnson & Johnson                                        48,275           2,593
-------------------------------------------------------------------------------
Merck                                                    36,494           2,066
-------------------------------------------------------------------------------
Eli Lilly                                                18,300           1,162
-------------------------------------------------------------------------------
Abbott Laboratories                                      25,200           1,008
-------------------------------------------------------------------------------
Pharmacia                                                20,900             874
-------------------------------------------------------------------------------
Wyeth                                                    21,500             804
-------------------------------------------------------------------------------
Bristol-Myers Squibb                                     31,000             718
-------------------------------------------------------------------------------
Schering-Plough                                          23,700             526
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                     Shares/Par          Value
------------------------------------------------------------------------------
                                                                  In thousands

Forest Labs *                                             2,800   $        275
------------------------------------------------------------------------------
Allergan                                                  2,100            121
------------------------------------------------------------------------------
Mylan Laboratories                                        2,100             73
------------------------------------------------------------------------------
King Pharmaceuticals *                                    4,089             70
------------------------------------------------------------------------------
Watson Pharmaceuticals *                                  1,800             51
------------------------------------------------------------------------------
Barr Laboratories *(S)                                      756             49
------------------------------------------------------------------------------
IVAX *                                                    3,050             37
------------------------------------------------------------------------------
Sicor *                                                   2,000             32
------------------------------------------------------------------------------
Scios *(S)                                                  800             26
------------------------------------------------------------------------------
K-V Pharmaceutical, Class A *                             1,100             26
------------------------------------------------------------------------------
Medicis Pharmaceutical, Class A *                           500             25
------------------------------------------------------------------------------
Pharmaceutical Resources *                                  800             24
------------------------------------------------------------------------------
Endo Pharmaceutical *                                     2,300             18
------------------------------------------------------------------------------
Medicines Company *(S)                                    1,100             18
------------------------------------------------------------------------------
Perrigo *                                                 1,400             17
------------------------------------------------------------------------------
Orphan Medical *(S)                                       1,800             16
------------------------------------------------------------------------------
Sepracor *(S)                                             1,600             15
------------------------------------------------------------------------------
ICN Pharmaceuticals                                       1,300             14
------------------------------------------------------------------------------
Antigenics *(S)                                           1,200             12
------------------------------------------------------------------------------
aaiPharma *(S)                                              700             10
------------------------------------------------------------------------------
Alpharma, Class A(S)                                        800             10
------------------------------------------------------------------------------
Kos Pharmaceuticals *(S)                                    500              9
------------------------------------------------------------------------------
Discovery Partners *                                      2,900              8
------------------------------------------------------------------------------
Atrix Laboratory *(S)                                       500              8
------------------------------------------------------------------------------
CIMA Labs *(S)                                              300              7
------------------------------------------------------------------------------
Ligand Pharmaceuticals, Class B *(S)                      1,100              6
------------------------------------------------------------------------------
Adolor *(S)                                                 400              5
------------------------------------------------------------------------------
Ariad Pharmaceuticals *                                   2,200              5
------------------------------------------------------------------------------
Emisphere Technologies *(S)                               1,200              4
------------------------------------------------------------------------------
DURECT *                                                  2,000              4
------------------------------------------------------------------------------
Noven Pharmaceuticals *                                     300              3
------------------------------------------------------------------------------
MGI Pharma *(S)                                             300              2
------------------------------------------------------------------------------
                                                                        13,827
                                                                  ------------
Total Health Care                                                       23,627
                                                                  ------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

INDUSTRIALS & BUSINESS SERVICES 10.9%

Aerospace & Defense 1.7%
United Technologies                                        7,802        $    483
--------------------------------------------------------------------------------
Boeing                                                    13,700             452
--------------------------------------------------------------------------------
Lockheed Martin                                            7,500             433
--------------------------------------------------------------------------------
Honeywell International                                   13,425             322
--------------------------------------------------------------------------------
Northrop Grumman                                           2,851             277
--------------------------------------------------------------------------------
General Dynamics                                           3,200             254
--------------------------------------------------------------------------------
Raytheon                                                   6,300             194
--------------------------------------------------------------------------------
Rockwell Collins                                           3,100              72
--------------------------------------------------------------------------------
L-3 Communications Holdings *                              1,500              67
--------------------------------------------------------------------------------
Alliant Techsystems *                                        625              39
--------------------------------------------------------------------------------
Goodrich                                                   1,740              32
--------------------------------------------------------------------------------
Mercury Computer Systems *(S)                                800              24
--------------------------------------------------------------------------------
Engineered Support System                                    600              22
--------------------------------------------------------------------------------
Pemco Aviation Group *                                       900              21
--------------------------------------------------------------------------------
United Industrial                                          1,300              21
--------------------------------------------------------------------------------
World Fuel Services                                        1,000              20
--------------------------------------------------------------------------------
Precision Castparts                                          800              19
--------------------------------------------------------------------------------
Herley Industries *(S)                                     1,000              17
--------------------------------------------------------------------------------
Invision *(S)                                                600              16
--------------------------------------------------------------------------------
Curtiss-Wright Corporation(S)                                200              13
--------------------------------------------------------------------------------
DRS Technologies *                                           400              13
--------------------------------------------------------------------------------
Aviall *(S)                                                1,300              10
--------------------------------------------------------------------------------
Ladish Company *                                           1,200              10
--------------------------------------------------------------------------------
Aeroflex *                                                 1,300               9
--------------------------------------------------------------------------------
Esterline Technologies *                                     500               9
--------------------------------------------------------------------------------
Hexcel *(S)                                                1,900               6
--------------------------------------------------------------------------------
GenCorp(S)                                                   600               5
--------------------------------------------------------------------------------
BE Aerospace *(S)                                          1,300               5
--------------------------------------------------------------------------------
                                                                           2,865
                                                                      ----------
Air Freight & Logistics 1.0%
UPS, Class B                                              18,300           1,154
--------------------------------------------------------------------------------
Fedex                                                      4,900             266
--------------------------------------------------------------------------------
Expeditors International of Washington                     2,200              72
--------------------------------------------------------------------------------
C.H. Robinson Worldwide                                    1,500              47
--------------------------------------------------------------------------------
Ryder System                                               1,400              31
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                      Shares/Par          Value
-------------------------------------------------------------------------------
                                                                   In thousands

CNF                                                          900   $         30
-------------------------------------------------------------------------------
Airborne Freight                                           1,900             28
-------------------------------------------------------------------------------
EGL *(S)                                                   1,950             28
-------------------------------------------------------------------------------
Forward Air *                                              1,000             19
-------------------------------------------------------------------------------
Atlas Air Worldwide Holdings *(S)                          2,700              4
-------------------------------------------------------------------------------
                                                                          1,679
                                                                   ------------
Airlines 0.2%
Southwest Airlines                                        12,537            174
-------------------------------------------------------------------------------
JetBlue Airways *(S)                                       1,050             28
-------------------------------------------------------------------------------
Delta                                                      2,100             26
-------------------------------------------------------------------------------
Alaska Air Group *                                           900             20
-------------------------------------------------------------------------------
AMR *                                                      2,900             19
-------------------------------------------------------------------------------
SkyWest                                                    1,400             18
-------------------------------------------------------------------------------
Northwest Airlines, Class A *                              1,700             13
-------------------------------------------------------------------------------
Continental Airlines, Class B *(S)                         1,700             12
-------------------------------------------------------------------------------
Atlantic Coast Airlines *                                  1,000             12
-------------------------------------------------------------------------------
                                                                            322
                                                                   ------------
Building Products 0.2%
Masco                                                      8,100            171
-------------------------------------------------------------------------------
American Standard *                                        1,200             85
-------------------------------------------------------------------------------
AAON Inc *                                                 1,350             25
-------------------------------------------------------------------------------
Lennox International(S)                                    1,300             16
-------------------------------------------------------------------------------
York International                                           600             15
-------------------------------------------------------------------------------
Universal Forest Products                                    500             11
-------------------------------------------------------------------------------
U.S. Industries *                                          2,500              7
-------------------------------------------------------------------------------
                                                                            330
                                                                   ------------
Commercial Services & Supplies 2.4%
First Data                                                12,200            432
-------------------------------------------------------------------------------
Automatic Data Processing                                 10,000            393
-------------------------------------------------------------------------------
Waste Management                                          10,460            240
-------------------------------------------------------------------------------
Cendant *                                                 17,454            183
-------------------------------------------------------------------------------
Paychex                                                    6,187            173
-------------------------------------------------------------------------------
Concord EFS *                                              8,300            131
-------------------------------------------------------------------------------
Cintas                                                     2,800            128
-------------------------------------------------------------------------------
Pitney Bowes                                               3,900            127
-------------------------------------------------------------------------------
Apollo Group, Class A *                                    2,825            124
-------------------------------------------------------------------------------
H&R Block                                                  3,000            121
-------------------------------------------------------------------------------
Avery Dennison                                             1,800            110
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Fiserv *                                               2,975          $      101
--------------------------------------------------------------------------------
DST Systems *                                          1,900                  68
--------------------------------------------------------------------------------
Choicepoint *                                          1,466                  58
--------------------------------------------------------------------------------
Republic Services, Class A *                           2,600                  55
--------------------------------------------------------------------------------
Equifax                                                2,300                  53
--------------------------------------------------------------------------------
Robert Half International *                            3,100                  50
--------------------------------------------------------------------------------
ServiceMaster                                          4,200                  47
--------------------------------------------------------------------------------
Deluxe Corp.                                           1,100                  46
--------------------------------------------------------------------------------
Dun & Bradstreet *                                     1,300                  45
--------------------------------------------------------------------------------
Total Systems Services(S)                              3,200                  43
--------------------------------------------------------------------------------
Convergys *                                            2,800                  42
--------------------------------------------------------------------------------
Sabre Holdings, Class A *                              2,300                  42
--------------------------------------------------------------------------------
Iron Mountain *                                        1,250                  41
--------------------------------------------------------------------------------
R.R. Donnelley                                         1,800                  39
--------------------------------------------------------------------------------
Manpower                                               1,200                  38
--------------------------------------------------------------------------------
Viad                                                   1,700                  38
--------------------------------------------------------------------------------
Wesco Financial                                          120                  37
--------------------------------------------------------------------------------
Ceridian *                                             2,500                  36
--------------------------------------------------------------------------------
Allied Waste Industries *                              3,160                  32
--------------------------------------------------------------------------------
HON Industries                                         1,100                  31
--------------------------------------------------------------------------------
BISYS Group *                                          1,800                  29
--------------------------------------------------------------------------------
Career Education *                                       700                  28
--------------------------------------------------------------------------------
Waste Connections *(S)                                   700                  27
--------------------------------------------------------------------------------
Certegy *                                              1,100                  27
--------------------------------------------------------------------------------
Corinthian Colleges *                                    700                  27
--------------------------------------------------------------------------------
Valassis Communications *                                900                  26
--------------------------------------------------------------------------------
Herman Miller                                          1,400                  26
--------------------------------------------------------------------------------
Rollins                                                1,000                  25
--------------------------------------------------------------------------------
ITT Educational Services *                             1,000                  24
--------------------------------------------------------------------------------
Bright Horizons Family Solutions *                       800                  23
--------------------------------------------------------------------------------
Checkfree Holdinqs *(S)                                1,400                  22
--------------------------------------------------------------------------------
Consolidated Graphics *                                1,000                  22
--------------------------------------------------------------------------------
New Ensland Business Service                             900                  22
--------------------------------------------------------------------------------
Global Payments                                          680                  22
--------------------------------------------------------------------------------
G&K Services, Class A                                    600                  21
--------------------------------------------------------------------------------
Landauer                                                 600                  21
--------------------------------------------------------------------------------
eSpeed, Class A *                                      1,200                  20
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Imagistics International *                             1,012          $       20
--------------------------------------------------------------------------------
Arbitron *                                               580                  19
--------------------------------------------------------------------------------
Labor Ready *                                          3,000                  19
--------------------------------------------------------------------------------
Corporate Executive Board *                              600                  19
--------------------------------------------------------------------------------
Devry *                                                1,100                  18
--------------------------------------------------------------------------------
West Corporation *                                     1,100                  18
--------------------------------------------------------------------------------
RemedyTemp Inc., Class A *(S)                          1,300                  18
--------------------------------------------------------------------------------
Team, Inc. *                                           2,300                  18
--------------------------------------------------------------------------------
Wackenhut Corrections *                                1,600                  18
--------------------------------------------------------------------------------
John H. Harland                                          800                  18
--------------------------------------------------------------------------------
Strayer Education                                        300                  17
--------------------------------------------------------------------------------
Tetra Tech *(S)                                        1,325                  16
--------------------------------------------------------------------------------
Interpool                                              1,000                  16
--------------------------------------------------------------------------------
National Processing *                                  1,000                  16
--------------------------------------------------------------------------------
Sylvan Learning Systems *                                968                  16
--------------------------------------------------------------------------------
Banta                                                    500                  16
--------------------------------------------------------------------------------
Central Parking                                          800                  15
--------------------------------------------------------------------------------
Education Management *                                   400                  15
--------------------------------------------------------------------------------
United Stationers *                                      500                  14
--------------------------------------------------------------------------------
Medquist *                                               700                  14
--------------------------------------------------------------------------------
Learning Tree International *(S)                       1,000                  14
--------------------------------------------------------------------------------
Profit Recovery Group International *(S)               1,500                  13
--------------------------------------------------------------------------------
TeleTech Holdings *                                    1,800                  13
--------------------------------------------------------------------------------
EFunds *                                               1,406                  13
--------------------------------------------------------------------------------
Pegasus Solutions *                                    1,250                  13
--------------------------------------------------------------------------------
School Specialty *(S)                                    600                  12
--------------------------------------------------------------------------------
Korn/Ferry *(S)                                        1,600                  12
--------------------------------------------------------------------------------
Sotheby's, Class A *                                   1,300                  12
--------------------------------------------------------------------------------
Ag Services of America *                               1,600                  12
--------------------------------------------------------------------------------
Ionics *(S)                                              500                  11
--------------------------------------------------------------------------------
Pittston Brinks Group                                    600                  11
--------------------------------------------------------------------------------
CSG Systems International *                              800                  11
--------------------------------------------------------------------------------
Spherion *                                             1,500                  10
--------------------------------------------------------------------------------
SOURCECORP *                                             500                   9
--------------------------------------------------------------------------------
Miami Computer Supply *(S)                             1,950                   9
--------------------------------------------------------------------------------
Exult *(S)                                             2,700                   9
--------------------------------------------------------------------------------
Lightbridge *                                          1,378                   8
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

ICT Group *                                              700          $        8
--------------------------------------------------------------------------------
NCO Group *(S)                                           500                   8
--------------------------------------------------------------------------------
Administaff *(S)                                         900                   5
--------------------------------------------------------------------------------
DiamondCluster International, Class A *(S)             1,300                   4
--------------------------------------------------------------------------------
Franklin Covey *(S)                                    2,500                   3
--------------------------------------------------------------------------------
Airlease                                               2,100                   2
--------------------------------------------------------------------------------
                                                                           4,078
                                                                      ----------
Construction & Engineering 0.1%
Fluor                                                  1,300                  36
--------------------------------------------------------------------------------
Jacobs Engineering Group *                             1,000                  36
--------------------------------------------------------------------------------
EMCOR Group *                                            500                  26
--------------------------------------------------------------------------------
Granite Construction                                   1,350                  21
--------------------------------------------------------------------------------
Insituform Technologies, Class A *(S)                    800                  14
--------------------------------------------------------------------------------
Shaw Group *(S)                                          700                  12
--------------------------------------------------------------------------------
Dycom Industries *                                       800                  11
--------------------------------------------------------------------------------
Mastec *                                               3,450                  10
--------------------------------------------------------------------------------
Intergrated Electrical Services *                      2,400                   9
--------------------------------------------------------------------------------
Quanta Services *                                      1,550                   5
--------------------------------------------------------------------------------
McDermott International *                              1,100                   5
--------------------------------------------------------------------------------
                                                                             185
                                                                      ----------
Electrical Equipment 0.5%
Emerson Electric                                       6,800                 346
--------------------------------------------------------------------------------
Rockwell Automation                                    3,100                  64
--------------------------------------------------------------------------------
Cooper Industries                                      1,400                  51
--------------------------------------------------------------------------------
American Power Conversion *                            3,200                  48
--------------------------------------------------------------------------------
Energizer *                                            1,300                  36
--------------------------------------------------------------------------------
Hubbell, Class B                                         900                  32
--------------------------------------------------------------------------------
Genlyte Group *                                          900                  28
--------------------------------------------------------------------------------
AMETEK                                                   600                  23
--------------------------------------------------------------------------------
Regal-Beloit                                             900                  19
--------------------------------------------------------------------------------
Acuity Brands                                          1,300                  18
--------------------------------------------------------------------------------
Thomas & Betts *                                         900                  15
--------------------------------------------------------------------------------
Brady, Class A                                           400                  13
--------------------------------------------------------------------------------
Aztec Manufacturing *                                    900                  11
--------------------------------------------------------------------------------
Power-One *                                            1,800                  10
--------------------------------------------------------------------------------
Baldor Electric (S)                                      500                  10
--------------------------------------------------------------------------------
UQM Technologies *                                     3,700                   9
--------------------------------------------------------------------------------
Woodward Governor                                        200                   9
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                   Shares/Par            Value
------------------------------------------------------------------------------
                                                                  In thousands

Plug Power *(S)                                        1,900     $           9
------------------------------------------------------------------------------
Fuelcell Energy *(S)                                   1,300                 8
------------------------------------------------------------------------------
Vicor *                                                  900                 7
------------------------------------------------------------------------------
C&D Technologies                                         400                 7
------------------------------------------------------------------------------
Energy Conversion Devices *                              700                 7
------------------------------------------------------------------------------
Channell Commercial *                                  1,500                 6
------------------------------------------------------------------------------
Proton Energy Systems *(S)                             2,000                 6
------------------------------------------------------------------------------
General Cable                                          1,500                 6
------------------------------------------------------------------------------
American Superconductor *(S)                           1,300                 4
------------------------------------------------------------------------------
AstroPower *(S)                                          450                 4
------------------------------------------------------------------------------
                                                                           806
                                                                 -------------

Industrial Conglomerates 2.9%
GE                                                   161,606             3,935
------------------------------------------------------------------------------
3M                                                     6,300               777
------------------------------------------------------------------------------
Textron                                                2,300                99
------------------------------------------------------------------------------
Teleflex                                                 600                26
------------------------------------------------------------------------------
Roper Industries                                         700                26
------------------------------------------------------------------------------
Walter Industries                                      2,100                23
------------------------------------------------------------------------------
Tredegar                                               1,300                19
------------------------------------------------------------------------------
Carlisle Companies                                       400                16
------------------------------------------------------------------------------
                                                                         4,921
                                                                 -------------

Machinery 1.3%
Illinois Tool Works                                    4,850               315
------------------------------------------------------------------------------
Caterpillar                                            5,600               256
------------------------------------------------------------------------------
Deere                                                  3,900               179
------------------------------------------------------------------------------
Danaher                                                2,400               158
------------------------------------------------------------------------------
Ingersoll-Rand, Class A                                2,500               108
------------------------------------------------------------------------------
Eaton                                                  1,300               102
------------------------------------------------------------------------------
Dover                                                  3,400                99
------------------------------------------------------------------------------
PACCAR                                                 2,100                97
------------------------------------------------------------------------------
Parker Hannifin                                        1,819                84
------------------------------------------------------------------------------
ITT Industries                                         1,300                79
------------------------------------------------------------------------------
SPX *                                                  1,304                49
------------------------------------------------------------------------------
Pall                                                   2,100                35
------------------------------------------------------------------------------
Navistar                                               1,300                32
------------------------------------------------------------------------------
Pentair                                                  900                31
------------------------------------------------------------------------------
Ampco Pittsburgh                                       2,500                30
------------------------------------------------------------------------------
Lincoln Electric Holdings                              1,200                28
------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                              Shares/Par                  Value
-------------------------------------------------------------------------------
                                                                   In thousands

Briggs & Stratton                                    600             $       25
-------------------------------------------------------------------------------
Donaldson                                            700                     25
-------------------------------------------------------------------------------
AGCO *                                             1,100                     24
-------------------------------------------------------------------------------
Actuant Corporation, Class A *                       520                     24
-------------------------------------------------------------------------------
Graco                                                825                     24
-------------------------------------------------------------------------------
Cascade                                            1,400                     22
-------------------------------------------------------------------------------
Tecumseh Products, Class A                           500                     22
-------------------------------------------------------------------------------
Thomas Industries                                    800                     21
-------------------------------------------------------------------------------
Wabtec                                             1,425                     20
-------------------------------------------------------------------------------
Crane                                              1,000                     20
-------------------------------------------------------------------------------
Cummins Engine(S)                                    700                     20
-------------------------------------------------------------------------------
Harsco                                               600                     19
-------------------------------------------------------------------------------
Trinity Industries(S)                              1,000                     19
-------------------------------------------------------------------------------
Watts Industries, Class A                          1,100                     17
-------------------------------------------------------------------------------
Kennametal                                           500                     17
-------------------------------------------------------------------------------
Robbins & Myers(S)                                   900                     17
-------------------------------------------------------------------------------
Valmont Industries                                   800                     15
-------------------------------------------------------------------------------
Manitowoc                                            600                     15
-------------------------------------------------------------------------------
Dionex *                                             500                     15
-------------------------------------------------------------------------------
ESCO Electronics *                                   400                     15
-------------------------------------------------------------------------------
UNOVA *                                            2,300                     14
-------------------------------------------------------------------------------
Wolverine Tube *                                   2,400                     14
-------------------------------------------------------------------------------
NACCO Industries, Class A                            300                     13
-------------------------------------------------------------------------------
Nordson                                              500                     12
-------------------------------------------------------------------------------
Flowserve *                                          800                     12
-------------------------------------------------------------------------------
Terex *(S)                                           900                     10
-------------------------------------------------------------------------------
SPS Technologies *                                   300                      7
-------------------------------------------------------------------------------
EnPro Industries *                                 1,368                      5
-------------------------------------------------------------------------------
JLG Industries(S)                                    600                      4
-------------------------------------------------------------------------------
                                                                          2,169
                                                                     ----------
Marine 0.0%
Alexander & Baldwin                                1,000                     26
-------------------------------------------------------------------------------
Overseas Shipholding Group                           700                     13
-------------------------------------------------------------------------------
Kirby Corporation *                                  300                      8
-------------------------------------------------------------------------------
                                                                             47
                                                                     ----------
Road & Rail 0.5%
Union Pacific                                      3,900                    233
-------------------------------------------------------------------------------
Burlington Northern Santa Fe                       6,200                    161
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
--------------------------------------------------------------------------------
                                                                    In thousands

Norfolk Southern                                      6,100          $       122
--------------------------------------------------------------------------------
CSX                                                   3,500                   99
--------------------------------------------------------------------------------
Werner Enterprises                                    1,700                   37
--------------------------------------------------------------------------------
Swift Transportation *                                1,370                   27
--------------------------------------------------------------------------------
Florida East Coast Industries(S)                      1,100                   26
--------------------------------------------------------------------------------
U.S. Xpress Enterprises, Class A *                    2,500                   22
--------------------------------------------------------------------------------
USA Truck *                                           2,400                   17
--------------------------------------------------------------------------------
Dollar Thrifty Auto Group *(S)                          800                   17
--------------------------------------------------------------------------------
GATX(S)                                                 700                   16
--------------------------------------------------------------------------------
Kansas City Southern Industries *                     1,200                   14
--------------------------------------------------------------------------------
                                                                             791
                                                                 ---------------
Trading Companies & Distributors 0.1%
W. W. Grainger                                        1,500                   77
--------------------------------------------------------------------------------
Fastenal(S)                                           1,300                   49
--------------------------------------------------------------------------------
Applied Industrial Technologies                         800                   15
--------------------------------------------------------------------------------
Huttig Building Products *                            3,644                   10
--------------------------------------------------------------------------------
                                                                             151
                                                                 ---------------
Total Industrials & Business Services                                     18,344
                                                                 ---------------

INFORMATION TECHNOLOGY 13.7%

Communications Equipment 1.9%
Cisco Systems *                                     118,468                1,552
--------------------------------------------------------------------------------
QUALCOMM *                                           12,700                  462
--------------------------------------------------------------------------------
Motorola                                             36,240                  313
--------------------------------------------------------------------------------
Lucent Technologies *(S)                             54,685                   69
--------------------------------------------------------------------------------
Tellabs                                               6,900                   50
--------------------------------------------------------------------------------
JDS Uniphase *                                       19,858                   49
--------------------------------------------------------------------------------
Corning *(S)                                         14,110                   47
--------------------------------------------------------------------------------
Juniper Networks *                                    5,750                   39
--------------------------------------------------------------------------------
CIENA *                                               7,447                   38
--------------------------------------------------------------------------------
Comverse Technology *                                 3,600                   36
--------------------------------------------------------------------------------
Scientific-Atlanta                                    3,000                   36
--------------------------------------------------------------------------------
Emulex *(S)                                           1,600                   30
--------------------------------------------------------------------------------
ADTRAN *                                                900                   30
--------------------------------------------------------------------------------
Harris                                                1,100                   29
--------------------------------------------------------------------------------
ADC Telecommunications *                             12,452                   26
--------------------------------------------------------------------------------
3Com *                                                5,600                   26
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                              Shares/Par                  Value
-------------------------------------------------------------------------------
                                                                   In thousands

Advanced Fibre Communications *                    1,500              $      25
-------------------------------------------------------------------------------
Avocent *                                            936                     21
-------------------------------------------------------------------------------
Polycom *                                          2,100                     20
-------------------------------------------------------------------------------
Black Box(S)                                         400                     18
-------------------------------------------------------------------------------
Foundry Networks *(S)                              2,500                     18
-------------------------------------------------------------------------------
Andrew *(S)                                        1,600                     16
-------------------------------------------------------------------------------
Bel Fuse, Class A *                                  900                     16
-------------------------------------------------------------------------------
Brocade Communications Systems *                   3,860                     16
-------------------------------------------------------------------------------
Tekelec *                                          1,500                     16
-------------------------------------------------------------------------------
Norstan *                                          3,100                     16
-------------------------------------------------------------------------------
Plantronics *(S)                                   1,000                     15
-------------------------------------------------------------------------------
Avaya *(S)                                         5,657                     14
-------------------------------------------------------------------------------
Packeteer *                                        1,900                     13
-------------------------------------------------------------------------------
McDATA Corporation *                               1,825                     13
-------------------------------------------------------------------------------
Inter-Tel(S)                                         600                     12
-------------------------------------------------------------------------------
Sycamore Networks *                                4,000                     11
-------------------------------------------------------------------------------
F5 Networks *(S)                                   1,000                     11
-------------------------------------------------------------------------------
Computer Network Technology *(S)                   1,500                     11
-------------------------------------------------------------------------------
Powerwave Technologies *                           1,900                     10
-------------------------------------------------------------------------------
Adaptec *                                          1,800                     10
-------------------------------------------------------------------------------
Cognitronics *                                     3,800                     10
-------------------------------------------------------------------------------
Echelon *(S)                                         800                      9
-------------------------------------------------------------------------------
Cable Design Technologies *                        1,400                      8
-------------------------------------------------------------------------------
REMEC *                                            2,000                      8
-------------------------------------------------------------------------------
Ixia *                                             2,100                      8
-------------------------------------------------------------------------------
Commscope *                                          900                      7
-------------------------------------------------------------------------------
Anaren *(S)                                          700                      6
-------------------------------------------------------------------------------
Extreme Networks *                                 1,800                      6
-------------------------------------------------------------------------------
Stratex Networks *                                 2,200                      5
-------------------------------------------------------------------------------
Tollgrade Communications *(S)                        400                      5
-------------------------------------------------------------------------------
Terayon Communication Systems *(S)                 1,700                      3
-------------------------------------------------------------------------------
C-Cor.net *(S)                                     1,000                      3
-------------------------------------------------------------------------------
Inrange Technologies, Class B *(S)                 1,300                      3
-------------------------------------------------------------------------------
ditech Communications *(S)                         1,300                      3
-------------------------------------------------------------------------------
MRV Communications *                               2,160                      2
-------------------------------------------------------------------------------
Centillium Communications *                        1,000                      2
-------------------------------------------------------------------------------
Digital Lightwave *(S)                             1,500                      2
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                 Shares/Par               Value
-------------------------------------------------------------------------------
                                                                   In thousands

Harmonic *                                             459         $          1
-------------------------------------------------------------------------------
Paradyne Networks *(S)                                 500                    1
-------------------------------------------------------------------------------
                                                                          3,226
                                                                   ------------
Computer Peripherals 3.1%
IBM                                                 27,600                2,139
-------------------------------------------------------------------------------
Dell Computer *                                     42,500                1,137
-------------------------------------------------------------------------------
Hewlett-Packard                                     49,918                  867
-------------------------------------------------------------------------------
EMC *                                               35,686                  219
-------------------------------------------------------------------------------
Sun Microsystems *                                  51,400                  160
-------------------------------------------------------------------------------
Lexmark International, Class A *                     2,100                  127
-------------------------------------------------------------------------------
Apple Computer *                                     6,400                   92
-------------------------------------------------------------------------------
Network Appliance *(S)                               6,000                   60
-------------------------------------------------------------------------------
NCR *                                                1,600                   38
-------------------------------------------------------------------------------
Storage Technology *                                 1,700                   36
-------------------------------------------------------------------------------
Western Digital *                                    4,600                   29
-------------------------------------------------------------------------------
Avid Technology *(S)                                 1,000                   23
-------------------------------------------------------------------------------
Sandisk *(S)                                         1,100                   22
-------------------------------------------------------------------------------
Maxtor *                                             4,004                   20
-------------------------------------------------------------------------------
Electronics for Imaging *                            1,200                   20
-------------------------------------------------------------------------------
Rimage *                                             2,200                   18
-------------------------------------------------------------------------------
Gateway *(S)                                         5,600                   18
-------------------------------------------------------------------------------
Presstek *(S)                                        3,500                   16
-------------------------------------------------------------------------------
Intergraph *                                           800                   14
-------------------------------------------------------------------------------
Iomega *                                             1,800                   14
-------------------------------------------------------------------------------
Drexler Technology *(S)                              1,100                   14
-------------------------------------------------------------------------------
Advanced Digital Info *                              1,500                   10
-------------------------------------------------------------------------------
In Focus Systems *                                   1,600                   10
-------------------------------------------------------------------------------
Quantum DLT & Storage Systems Group *                2,600                    7
-------------------------------------------------------------------------------
Concurrent Computer *                                1,500                    4
-------------------------------------------------------------------------------
Rainbow Technologies *                                 300                    2
-------------------------------------------------------------------------------
                                                                          5,116
                                                                   ------------

Electronic Equipment & Instruments 0.6%
Agilent Technologies *                               7,387                  133
-------------------------------------------------------------------------------
Molex                                                3,050                   70
-------------------------------------------------------------------------------
Thermo Electron *                                    3,050                   61
-------------------------------------------------------------------------------
Jabil Circuit *                                      3,200                   57
-------------------------------------------------------------------------------
Diebold                                              1,100                   45
-------------------------------------------------------------------------------
Solectron *                                         12,340                   44
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                   Shares/Par             Value
-------------------------------------------------------------------------------
                                                                   In thousands

Sanmina-SCI *                                           8,412          $     38
-------------------------------------------------------------------------------
Symbol Technologies                                     4,000                33
-------------------------------------------------------------------------------
AVX                                                     3,000                29
-------------------------------------------------------------------------------
Vishay Intertechnology *                                2,568                29
-------------------------------------------------------------------------------
Millipore                                                 800                27
-------------------------------------------------------------------------------
Amphenol, Class A *                                       700                27
-------------------------------------------------------------------------------
Ingram Micro, Class A *                                 2,100                26
-------------------------------------------------------------------------------
Tektronix *                                             1,400                25
-------------------------------------------------------------------------------
Tech Data *                                               900                24
-------------------------------------------------------------------------------
Napco Security Systems *(S)                             2,400                22
-------------------------------------------------------------------------------
Avnet *                                                 2,048                22
-------------------------------------------------------------------------------
PerkinElmer                                             2,635                22
-------------------------------------------------------------------------------
Anixter International *                                   900                21
-------------------------------------------------------------------------------
Analogic                                                  400                20
-------------------------------------------------------------------------------
Varian *                                                  700                20
-------------------------------------------------------------------------------
Arrow Electronics *                                     1,500                19
-------------------------------------------------------------------------------
KEMET *                                                 2,000                18
-------------------------------------------------------------------------------
Teledyne Technologies *                                 1,100                17
-------------------------------------------------------------------------------
LSI Industries                                          1,050                15
-------------------------------------------------------------------------------
Benchmark Electronics *                                   500                14
-------------------------------------------------------------------------------
Zomax *                                                 3,300                14
-------------------------------------------------------------------------------
Electro Scientific Industries *(S)                        700                14
-------------------------------------------------------------------------------
Coherent *                                                700                14
-------------------------------------------------------------------------------
Newport *(S)                                            1,100                14
-------------------------------------------------------------------------------
Technitrol                                                800                13
-------------------------------------------------------------------------------
EPlus *                                                 1,800                13
-------------------------------------------------------------------------------
Park Electrochemical(S)                                   600                12
-------------------------------------------------------------------------------
Trimble Navigation *                                      800                10
-------------------------------------------------------------------------------
X-Rite                                                  1,400                10
-------------------------------------------------------------------------------
Research Frontiers *(S)                                 1,100                 9
-------------------------------------------------------------------------------
Photon Dynamics *                                         400                 9
-------------------------------------------------------------------------------
Plexus *                                                  900                 8
-------------------------------------------------------------------------------
Nu Horizons Electronics *                               1,250                 7
-------------------------------------------------------------------------------
Zygo *(S)                                                 900                 6
-------------------------------------------------------------------------------
Merix *(S)                                                700                 6
-------------------------------------------------------------------------------
Surebeam, Class A *(S)                                  1,338                 5
-------------------------------------------------------------------------------
TTM Technologies *(S)                                   1,400                 5
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Veeco *                                                  400          $        5
--------------------------------------------------------------------------------
Somera Communications *(S)                             1,500                   4
--------------------------------------------------------------------------------
CTS                                                      500                   4
--------------------------------------------------------------------------------
Artesyn Technologies *                                   800                   3
--------------------------------------------------------------------------------
Sirenza Microdevices                                   1,400                   3
--------------------------------------------------------------------------------
Acacia Technologies *(S)                                 160                   0
--------------------------------------------------------------------------------
CombiMatrix *(S)                                          89                   0
--------------------------------------------------------------------------------
                                                                           1,066
                                                                      ----------
Internet Software & Services 0.3%
Yahoo! *(S)                                            9,778                 160
--------------------------------------------------------------------------------
Expedia, Class A *                                       600                  40
--------------------------------------------------------------------------------
Overture Services *(S)                                 1,200                  33
--------------------------------------------------------------------------------
VeriSign *                                             3,740                  30
--------------------------------------------------------------------------------
Earthlink *(S)                                         3,530                  19
--------------------------------------------------------------------------------
Doubleclick *                                          2,930                  16
--------------------------------------------------------------------------------
webMethods *(S)                                        2,010                  16
--------------------------------------------------------------------------------
Webex Communications *(S)                              1,100                  16
--------------------------------------------------------------------------------
Internet Security Systems *                              800                  15
--------------------------------------------------------------------------------
Real Networks *(S)                                     3,600                  14
--------------------------------------------------------------------------------
Ariba *(S)                                             5,100                  13
--------------------------------------------------------------------------------
MarketWatch.com *(S)                                   2,400                  12
--------------------------------------------------------------------------------
Hotels.Com *                                             200                  11
--------------------------------------------------------------------------------
Websense *(S)                                            500                  11
--------------------------------------------------------------------------------
S1*                                                    2,000                   9
--------------------------------------------------------------------------------
CNET Networks *                                        3,275                   9
--------------------------------------------------------------------------------
Digitas *(S)                                           2,500                   9
--------------------------------------------------------------------------------
iManage *                                              2,700                   9
--------------------------------------------------------------------------------
NetRatings *                                           1,200                   9
--------------------------------------------------------------------------------
MatrixOne *                                            2,000                   8
--------------------------------------------------------------------------------
Register.com *                                         1,800                   8
--------------------------------------------------------------------------------
Interwoven *                                           2,600                   7
--------------------------------------------------------------------------------
Allscripts Heathcare *(S)                              2,500                   6
--------------------------------------------------------------------------------
Modem Media, Class A *(S)                              2,200                   6
--------------------------------------------------------------------------------
SeeBeyond Technology Corporation *                     2,200                   5
--------------------------------------------------------------------------------
FreeMarkets *(S)                                         800                   5
--------------------------------------------------------------------------------
Netegrity *                                            1,450                   5
--------------------------------------------------------------------------------
ParthusCeva *(S)                                         666                   4
--------------------------------------------------------------------------------
Retek *                                                  872                   2
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Kana Communications *                                    800          $        1
--------------------------------------------------------------------------------
Tumbleweed Communications *(S)                           700                   1
--------------------------------------------------------------------------------
                                                                             509
                                                                      ----------
IT Consulting & Services 0.5%
Electronic Data Systems                                7,700                 142
--------------------------------------------------------------------------------
Affiliated Computer Services, Class A *                2,200                 116
--------------------------------------------------------------------------------
SunGard Data Systems *                                 4,500                 106
--------------------------------------------------------------------------------
Computer Sciences *                                    2,800                  96
--------------------------------------------------------------------------------
Unisys *                                               5,000                  49
--------------------------------------------------------------------------------
CACI International, Class A *                            800                  29
--------------------------------------------------------------------------------
Syntel *                                               1,300                  27
--------------------------------------------------------------------------------
Acxiom *(S)                                            1,400                  22
--------------------------------------------------------------------------------
BearingPoint *                                         2,800                  19
--------------------------------------------------------------------------------
Perot Systems, Class A *                               1,800                  19
--------------------------------------------------------------------------------
MPS Group *                                            2,800                  16
--------------------------------------------------------------------------------
Costar Group *                                           800                  15
--------------------------------------------------------------------------------
Titan *                                                1,400                  15
--------------------------------------------------------------------------------
Cognizant Technology Solutions, Class A *(S)             200                  14
--------------------------------------------------------------------------------
Manhattan Associates *(S)                                600                  14
--------------------------------------------------------------------------------
Startek *                                                500                  14
--------------------------------------------------------------------------------
ProQuest *(S)                                            700                  14
--------------------------------------------------------------------------------
Renaissance Learning *(S)                                700                  13
--------------------------------------------------------------------------------
American Management Systems *(S)                       1,100                  13
--------------------------------------------------------------------------------
Keane *                                                1,456                  13
--------------------------------------------------------------------------------
Igate Capital *                                        4,200                  11
--------------------------------------------------------------------------------
InterCept Group *(S)                                     500                   8
--------------------------------------------------------------------------------
ProBusiness Services *(S)                                800                   8
--------------------------------------------------------------------------------
Inforte *                                              1,000                   8
--------------------------------------------------------------------------------
CIBER *                                                1,400                   7
--------------------------------------------------------------------------------
AnswerThink *                                          1,620                   4
--------------------------------------------------------------------------------
Sykes Enterprises *                                      800                   3
--------------------------------------------------------------------------------
Safeguard Scientifics *                                1,700                   2
--------------------------------------------------------------------------------
Management Network Group *                             1,500                   2
--------------------------------------------------------------------------------
Analysts International *                                 300                   1
--------------------------------------------------------------------------------
                                                                             820
                                                                      ----------
Office Electronics 0.1%
Xerox *(S)                                            12,500                 100
--------------------------------------------------------------------------------
Zebra Technologies, Class A *                            500                  29
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Ikon Office Solutions                                  2,500          $       18
--------------------------------------------------------------------------------
                                                                             147
                                                                      ----------
Semiconductor Equipment & Products 2.7%
Intel                                                108,190               1,685
--------------------------------------------------------------------------------
Texas Instruments                                     28,100                 422
--------------------------------------------------------------------------------
Applied Materials *                                   26,478                 345
--------------------------------------------------------------------------------
Maxim Integrated Products                              5,221                 172
--------------------------------------------------------------------------------
Analog Devices *                                       5,800                 138
--------------------------------------------------------------------------------
Linear Technolony                                      5,000                 129
--------------------------------------------------------------------------------
Xilinx *                                               5,200                 107
--------------------------------------------------------------------------------
KLA-Tencor *                                           3,000                 106
--------------------------------------------------------------------------------
Micron Technology                                      9,900                  96
--------------------------------------------------------------------------------
Microchip Technology                                   3,264                  80
--------------------------------------------------------------------------------
Altera *                                               6,200                  76
--------------------------------------------------------------------------------
Novellus Systems *                                     2,400                  67
--------------------------------------------------------------------------------
Broadcom, Class A *(S)                                 4,400                  66
--------------------------------------------------------------------------------
QLogic *                                               1,611                  56
--------------------------------------------------------------------------------
National Semiconductor *                               2,900                  44
--------------------------------------------------------------------------------
Agere Systems, Class A *                              26,389                  38
--------------------------------------------------------------------------------
Teradyne *                                             2,900                  38
--------------------------------------------------------------------------------
Advanced Micro Devices *(S)                            5,500                  36
--------------------------------------------------------------------------------
LSI Logic *                                            6,106                  35
--------------------------------------------------------------------------------
Intersil Holding, Class A *                            2,196                  31
--------------------------------------------------------------------------------
NVIDIA *(S)                                            2,400                  28
--------------------------------------------------------------------------------
Monolithic Systems Technology *(S)                     2,000                  24
--------------------------------------------------------------------------------
Cognex *                                               1,300                  24
--------------------------------------------------------------------------------
Lam Research *                                         2,100                  23
--------------------------------------------------------------------------------
Cabot Microelectronics *(S)                              464                  22
--------------------------------------------------------------------------------
Omnivision Technologies *(S)                           1,600                  22
--------------------------------------------------------------------------------
Integrated Circuit Systems *                           1,100                  20
--------------------------------------------------------------------------------
RF Micro Devices *(S)                                  2,700                  20
--------------------------------------------------------------------------------
Cymer *                                                  600                  19
--------------------------------------------------------------------------------
Fairchild Semiconductor, Class A *                     1,800                  19
--------------------------------------------------------------------------------
Skyworks Solutions *(S)                                2,179                  19
--------------------------------------------------------------------------------
Diodes *                                               1,900                  18
--------------------------------------------------------------------------------
Silicon Laboratories *(S)                                900                  17
--------------------------------------------------------------------------------
Applied Micro Circuits *                               4,642                  17
--------------------------------------------------------------------------------
Atmel *                                                7,500                  17
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                             Shares/Par                 Value
------------------------------------------------------------------------------
                                                                 In thousands

MKS Instruments *(S)                              1,013         $          17
------------------------------------------------------------------------------
Varian Semiconductor Equipment *                    700                    17
------------------------------------------------------------------------------
International Rectifier *                           900                    17
------------------------------------------------------------------------------
Siliconix *                                         700                    16
------------------------------------------------------------------------------
Artisan Components *                              1,000                    15
------------------------------------------------------------------------------
Rambus *(S)                                       2,100                    14
------------------------------------------------------------------------------
Axcelis Technologies *                            2,414                    14
------------------------------------------------------------------------------
Entegris *(S)                                     1,300                    13
------------------------------------------------------------------------------
Lattice Semiconductor *                           1,500                    13
------------------------------------------------------------------------------
GlobeSpan *                                       2,920                    13
------------------------------------------------------------------------------
DSP Group *                                         800                    13
------------------------------------------------------------------------------
Micrel *(S)                                       1,400                    13
------------------------------------------------------------------------------
Integrated Device Technology *                    1,500                    13
------------------------------------------------------------------------------
Cypress Semiconductor *                           2,100                    12
------------------------------------------------------------------------------
Silicon Image *                                   2,000                    12
------------------------------------------------------------------------------
Amkor Technology *                                2,500                    12
------------------------------------------------------------------------------
Mykrolis *                                        1,541                    11
------------------------------------------------------------------------------
Semtech *                                         1,000                    11
------------------------------------------------------------------------------
TriQuint Semiconductor *                          2,490                    11
------------------------------------------------------------------------------
Semitool *                                        1,700                    11
------------------------------------------------------------------------------
MEMC Electronic Materials *(S)                    1,300                    10
------------------------------------------------------------------------------
DuPont Photomasks *(S)                              400                     9
------------------------------------------------------------------------------
Virage Logic *(S)                                   900                     9
------------------------------------------------------------------------------
Silicon Storage Technology *                      2,100                     8
------------------------------------------------------------------------------
Credence Systems *                                  900                     8
------------------------------------------------------------------------------
Kulicke & Soffa *(S)                              1,400                     8
------------------------------------------------------------------------------
EMCORE *(S)                                       3,600                     8
------------------------------------------------------------------------------
Zoran *(S)                                          550                     8
------------------------------------------------------------------------------
Rudolph Technologies *(S)                           400                     8
------------------------------------------------------------------------------
FEI *                                               500                     8
------------------------------------------------------------------------------
Exar *                                              600                     7
------------------------------------------------------------------------------
ATMI *(S)                                           400                     7
------------------------------------------------------------------------------
Vitesse Semiconductor *                           3,300                     7
------------------------------------------------------------------------------
Mattson Technology *(S)                           2,500                     7
------------------------------------------------------------------------------
Power Integrations *                                400                     7
------------------------------------------------------------------------------
Pericom Semiconductor *                             800                     7
------------------------------------------------------------------------------
Actel *                                             400                     6
------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                               Shares/Par                 Value
-------------------------------------------------------------------------------
                                                                   In thousands

 Advanced Energy Industries *(S)                      500             $       6
 ------------------------------------------------------------------------------
 Microsemi *(S)                                     1,000                     6
 ------------------------------------------------------------------------------
 Cohu                                                 400                     6
 ------------------------------------------------------------------------------
 ESS Technology *(S)                                  900                     6
 ------------------------------------------------------------------------------
 Helix Technology(S)                                  500                     6
 ------------------------------------------------------------------------------
 LTX *(S)                                             900                     5
 ------------------------------------------------------------------------------
 Chippac, Class A *(S)                              1,400                     5
 ------------------------------------------------------------------------------
 Sipex *                                            1,100                     4
 ------------------------------------------------------------------------------
 Integrated Silicon Solution *                        900                     4
 ------------------------------------------------------------------------------
 Three-Five Systems *(S)                              600                     4
 ------------------------------------------------------------------------------
 Kopin *                                              900                     4
 ------------------------------------------------------------------------------
 Cirrus Logic *                                     1,200                     3
 ------------------------------------------------------------------------------
 MIPS Technologies *                                1,100                     3
 ------------------------------------------------------------------------------
 Microtune *(S)                                       900                     3
 ------------------------------------------------------------------------------
 Nanometrics *(S)                                     600                     2
 ------------------------------------------------------------------------------
 Oak Technology *                                     900                     2
 ------------------------------------------------------------------------------
 Transmeta *                                        2,000                     2
 ------------------------------------------------------------------------------
 Pixelworks *(S)                                      400                     2
 ------------------------------------------------------------------------------
 ANADIGICS *(S)                                       800                     2
 ------------------------------------------------------------------------------
 QuickLogic *                                       1,900                     2
 ------------------------------------------------------------------------------
 Therma-Wave *                                      1,100                     1
 ------------------------------------------------------------------------------
                                                                          4,554
                                                                      ---------
 Software 4.5%
 Microsoft *                                      887,025                 4,499
 ------------------------------------------------------------------------------
 Oracle *                                         888,300                   954
 ------------------------------------------------------------------------------
 Intuit *                                           3,400                   160
 ------------------------------------------------------------------------------
 Computer Associates                                9,257                   125
 ------------------------------------------------------------------------------
 Electronic Arts *                                  2,300                   114
 ------------------------------------------------------------------------------
 VERITAS Software *                                 6,675                   104
 ------------------------------------------------------------------------------
 Adobe Systems                                      4,100                   102
 ------------------------------------------------------------------------------
 PeopleSoft *                                       5,200                    95
 ------------------------------------------------------------------------------
 Symantec *                                         2,300                    93
 ------------------------------------------------------------------------------
 BMC Software *                                     4,300                    74
 ------------------------------------------------------------------------------
 BEA Systems *                                      6,300                    72
 ------------------------------------------------------------------------------
 Siebel Systems *                                   7,600                    57
 ------------------------------------------------------------------------------
 Cadence Design Systems *                           3,900                    46
 ------------------------------------------------------------------------------
 Synopsys *(S)                                        985                    45
 ------------------------------------------------------------------------------
 Fair, Issac and Company(S)                         1,015                    43
 ------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                  Shares/Par              Value
-------------------------------------------------------------------------------
                                                                   In thousands

Networks Associates *                                  2,537         $       41
-------------------------------------------------------------------------------
Mercury Interactive *                                  1,300                 39
-------------------------------------------------------------------------------
Citrix Systems *                                       2,800                 34
-------------------------------------------------------------------------------
Rational Software *                                    3,200                 33
-------------------------------------------------------------------------------
National Instruments *                                   900                 29
-------------------------------------------------------------------------------
Reynolds & Reynolds, Class A                           1,100                 28
-------------------------------------------------------------------------------
Compuware *                                            5,800                 28
-------------------------------------------------------------------------------
Red Hat *                                              4,400                 26
-------------------------------------------------------------------------------
Autodesk                                               1,800                 26
-------------------------------------------------------------------------------
Hyperion Solutions *                                     970                 25
-------------------------------------------------------------------------------
TIBCO Software *(S)                                    3,800                 23
-------------------------------------------------------------------------------
Borland Software *                                     1,800                 22
-------------------------------------------------------------------------------
J. D. Edwards *                                        1,900                 21
-------------------------------------------------------------------------------
SERENA Software *(S)                                   1,300                 20
-------------------------------------------------------------------------------
Sybase *                                               1,510                 20
-------------------------------------------------------------------------------
Factset Research Systems(S)                              700                 20
-------------------------------------------------------------------------------
Quest Software *(S)                                    1,800                 19
-------------------------------------------------------------------------------
Ansys *(S)                                               900                 18
-------------------------------------------------------------------------------
Novel1 *                                               5,434                 18
-------------------------------------------------------------------------------
Jack Henry & Associates                                1,500                 18
-------------------------------------------------------------------------------
Agile Software *                                       2,300                 18
-------------------------------------------------------------------------------
Documentum *(S)                                        1,100                 17
-------------------------------------------------------------------------------
Macromedia *                                           1,580                 17
-------------------------------------------------------------------------------
Activision *(S)                                        1,100                 16
-------------------------------------------------------------------------------
Ansoft *(S)                                            2,600                 16
-------------------------------------------------------------------------------
Evans & Sutherland Computer *                          2,400                 15
-------------------------------------------------------------------------------
NetIQ *(S)                                             1,168                 14
-------------------------------------------------------------------------------
Ulticom *                                              1,900                 14
-------------------------------------------------------------------------------
THQ *(S)                                               1,050                 14
-------------------------------------------------------------------------------
Informatica *                                          2,400                 14
-------------------------------------------------------------------------------
Legato Systems *                                       2,700                 14
-------------------------------------------------------------------------------
WatchGuard Technologies *(S)                           2,100                 13
-------------------------------------------------------------------------------
RSA Security *(S)                                      2,200                 13
-------------------------------------------------------------------------------
Wind River Systems *                                   3,072                 13
-------------------------------------------------------------------------------
Mentor Graphics *                                      1,600                 13
-------------------------------------------------------------------------------
FileNet *                                              1,000                 12
-------------------------------------------------------------------------------
Barra *(S)                                               400                 12
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                               Shares/Par                Value
------------------------------------------------------------------------------
                                                                  In thousands

Progress Software *                                   900            $      12
------------------------------------------------------------------------------
Parametric Technology *                             4,600                   12
------------------------------------------------------------------------------
Magma Design Automation *(S)                        1,200                   11
------------------------------------------------------------------------------
Kronos *                                              300                   11
------------------------------------------------------------------------------
QRS *                                               1,600                   11
------------------------------------------------------------------------------
Vastera *(S)                                        1,800                   10
------------------------------------------------------------------------------
Embarcadero *(S)                                    1,600                   10
------------------------------------------------------------------------------
Ascential Software *(S)                             3,900                    9
------------------------------------------------------------------------------
Dendrite International *                            1,200                    9
------------------------------------------------------------------------------
Micromuse *                                         2,200                    8
------------------------------------------------------------------------------
Entrust Technologies *(S)                           2,300                    8
------------------------------------------------------------------------------
Sonicwall *(S)                                      2,100                    8
------------------------------------------------------------------------------
Concord Communications *                              800                    7
------------------------------------------------------------------------------
Advent Software *(S)                                  500                    7
------------------------------------------------------------------------------
E.piphany *                                         1,625                    7
------------------------------------------------------------------------------
JDA Software Group *(S)                               700                    7
------------------------------------------------------------------------------
Nuance Communications *                             2,700                    7
------------------------------------------------------------------------------
Secure Computing *(S)                               1,000                    6
------------------------------------------------------------------------------
Mapinfo *                                           1,100                    6
------------------------------------------------------------------------------
NetScout Systems *                                  1,300                    6
------------------------------------------------------------------------------
Verity *                                              400                    5
------------------------------------------------------------------------------
Sanchez Computer Associates *                       1,800                    5
------------------------------------------------------------------------------
SeaChange International *                             800                    5
------------------------------------------------------------------------------
Viewpoint Corporation *(S)                          2,500                    5
------------------------------------------------------------------------------
OPNET Technologies *(S)                               500                    4
------------------------------------------------------------------------------
Manugistics Group *(S)                              1,600                    4
------------------------------------------------------------------------------
Speechworks International *(S)                      1,300                    4
------------------------------------------------------------------------------
Indus International *                               2,200                    4
------------------------------------------------------------------------------
Midway Games *(S)                                     839                    3
------------------------------------------------------------------------------
Infogrames *                                        1,900                    3
------------------------------------------------------------------------------
Witness Systems *                                     900                    3
------------------------------------------------------------------------------
Mercator Software *(S)                              2,900                    3
------------------------------------------------------------------------------
Liberate Technologies *(S)                          1,900                    3
------------------------------------------------------------------------------
Aspen Technology *(S)                                 900                    3
------------------------------------------------------------------------------
Roxio *                                               513                    2
------------------------------------------------------------------------------
ONYX Software *                                     1,000                    2
------------------------------------------------------------------------------
                                                                         7,566
                                                                     ---------
Total Information Technology                                            23,004
                                                                     ---------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                 Shares/Par               Value
-------------------------------------------------------------------------------
                                                                   In thousands
MATERIALS 3.0%

Chemicals 1.6%
DuPont                                               16,109          $      683
-------------------------------------------------------------------------------
Dow Chemical                                         14,599                 434
-------------------------------------------------------------------------------
Air Products and Chemicals                            3,600                 154
-------------------------------------------------------------------------------
Praxair                                               2,600                 150
-------------------------------------------------------------------------------
PPG Industries                                        2,700                 135
-------------------------------------------------------------------------------
Rohm & Haas                                           3,500                 114
-------------------------------------------------------------------------------
Ecolab                                                2,100                 104
-------------------------------------------------------------------------------
Monsanto                                              4,180                  80
-------------------------------------------------------------------------------
Sigma Aldrich                                         1,200                  58
-------------------------------------------------------------------------------
International Flavors & Fragrances                    1,500                  53
-------------------------------------------------------------------------------
Engelhard                                             2,100                  47
-------------------------------------------------------------------------------
Eastman Chemical                                      1,200                  44
-------------------------------------------------------------------------------
Valspar                                                 900                  40
-------------------------------------------------------------------------------
Lyondell Chemical                                     2,400                  30
-------------------------------------------------------------------------------
Airgas *                                              1,700                  29
-------------------------------------------------------------------------------
Cabot                                                 1,000                  27
-------------------------------------------------------------------------------
RPM                                                   1,700                  26
-------------------------------------------------------------------------------
Cytec Industries *                                      900                  25
-------------------------------------------------------------------------------
Scotts, Class A *                                       500                  25
-------------------------------------------------------------------------------
Ferro(S)                                              1,000                  24
-------------------------------------------------------------------------------
H.B. Fuller                                             900                  23
-------------------------------------------------------------------------------
Hawkins Chemical                                      2,500                  23
-------------------------------------------------------------------------------
Lubrizol                                                700                  21
-------------------------------------------------------------------------------
NL Industries(S)                                      1,200                  20
-------------------------------------------------------------------------------
IMC Global                                            1,900                  20
-------------------------------------------------------------------------------
International Specialty Products *                    1,900                  19
-------------------------------------------------------------------------------
MacDermid                                               800                  18
-------------------------------------------------------------------------------
American Pacific *(S)                                 1,800                  18
-------------------------------------------------------------------------------
Great Lakes Chemical                                    700                  17
-------------------------------------------------------------------------------
Hercules *                                            1,700                  15
-------------------------------------------------------------------------------
A. Schulman                                             800                  15
-------------------------------------------------------------------------------
Spartech                                                700                  14
-------------------------------------------------------------------------------
FMC *                                                   500                  14
-------------------------------------------------------------------------------
Calgon Carbon(S)                                      2,700                  13
-------------------------------------------------------------------------------
Crompton                                              2,200                  13
-------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                              Shares/Par                   Value
--------------------------------------------------------------------------------
                                                                    In thousands

Terra Nitrogen *                                   2,100                 $    12
--------------------------------------------------------------------------------
Georgia Gulf                                         500                      12
--------------------------------------------------------------------------------
Valhi(S)                                           1,300                      11
--------------------------------------------------------------------------------
Millennium Chemicals                               1,000                      10
--------------------------------------------------------------------------------
OMNOVA Solutions *                                 2,000                       8
--------------------------------------------------------------------------------
Solutia                                            2,000                       7
--------------------------------------------------------------------------------
Arch Chemicals                                       300                       6
--------------------------------------------------------------------------------
W. R. Grace *                                      1,000                       2
--------------------------------------------------------------------------------
                                                                          2, 613
                                                                         -------

Construction Materials 0.1%
Vulcan Materials                                   1,800                      67
--------------------------------------------------------------------------------
Lafarge                                            1,100                      36
--------------------------------------------------------------------------------
Martin Marietta Materials                            800                      25
--------------------------------------------------------------------------------
Ameron International                                 300                      17
--------------------------------------------------------------------------------
                                                                             145
                                                                         -------
Containers & Packaging 0.3%
Smurfit-Stone Container *                          3,990                      61
--------------------------------------------------------------------------------
Pactiv *                                           2,700                      59
--------------------------------------------------------------------------------
Sealed Air *(S)                                    1,400                      52
--------------------------------------------------------------------------------
Ball                                               1,000                      51
--------------------------------------------------------------------------------
Owens-Illinois *                                   2,900                      42
--------------------------------------------------------------------------------
Sonoco Products                                    1,600                      37
--------------------------------------------------------------------------------
Temple-Inland                                        800                      36
--------------------------------------------------------------------------------
Bemis                                                700                      35
--------------------------------------------------------------------------------
Crown Cork & Seal *(S)                             4,000                      32
--------------------------------------------------------------------------------
Packaging Corp of America *                        1,700                      31
--------------------------------------------------------------------------------
Aptargroup                                           600                      19
--------------------------------------------------------------------------------
Myers Industries                                   1,482                      16
--------------------------------------------------------------------------------
Chesapeake Corp                                      600                      11
--------------------------------------------------------------------------------
Caraustar *                                          800                       7
--------------------------------------------------------------------------------
Longview Fibre *                                     800                       6
--------------------------------------------------------------------------------
Rock Tenn, Class A                                   400                       5
--------------------------------------------------------------------------------
                                                                             500
                                                                         -------

Metals & Mining 0.6%
Alcoa                                             14,020                     319
--------------------------------------------------------------------------------
Newmont Mining                                     7,100                     206
--------------------------------------------------------------------------------
Nucor                                              1,400                      58
--------------------------------------------------------------------------------
Freeport McMoRan Copper Gold, Class B *(S)         3,400                      57
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Phelps Dodge *                                            1,328       $       42
--------------------------------------------------------------------------------
Arch Coal(S)                                              1,346               29
--------------------------------------------------------------------------------
Worthington Industries                                    1,900               29
--------------------------------------------------------------------------------
USX-U.S. Steel Group                                      1,800               24
--------------------------------------------------------------------------------
Quanex                                                      700               23
--------------------------------------------------------------------------------
Peabody Energy                                              800               23
--------------------------------------------------------------------------------
Alliance Resource Partners(S)                               900               22
--------------------------------------------------------------------------------
Commercial Metals                                         1,300               21
--------------------------------------------------------------------------------
CONSOL ENERGY(s)                                          1,200               21
--------------------------------------------------------------------------------
AK Steel *                                                2,500               20
--------------------------------------------------------------------------------
Stillwater Mining *                                       2,300               12
--------------------------------------------------------------------------------
Massey                                                    1,200               12
--------------------------------------------------------------------------------
Ryerson Tull                                              1,800               11
--------------------------------------------------------------------------------
Carpenter Technology                                        800               10
--------------------------------------------------------------------------------
Allegheny Technologies                                    1,450                9
--------------------------------------------------------------------------------
GrafTech International *                                  1,300                8
--------------------------------------------------------------------------------
                                                                             956
                                                                     -----------
Paper & Forest Products 0.4%
International Paper                                       7,684              269
--------------------------------------------------------------------------------
Weyerhaeuser                                              3,400              167
--------------------------------------------------------------------------------
MeadWestvaco                                              3,052               75
--------------------------------------------------------------------------------
Georgia-Pacific                                           3,940               64
--------------------------------------------------------------------------------
Boise Cascade                                             1,200               30
--------------------------------------------------------------------------------
Bowater                                                     700               29
--------------------------------------------------------------------------------
Baltek Corp *                                             2,800               24
--------------------------------------------------------------------------------
Rayonier                                                    400               18
--------------------------------------------------------------------------------
Louisiana Pacific *                                       1,700               14
--------------------------------------------------------------------------------
Badger Paper Mills *                                      1,800               13
--------------------------------------------------------------------------------
FiberMark *                                               1,600               12
--------------------------------------------------------------------------------
Potlatch                                                    400               10
--------------------------------------------------------------------------------
P.H. Glatfelter                                             700                9
--------------------------------------------------------------------------------
Wausau-Mosinee Paper                                        800                9
--------------------------------------------------------------------------------
Pope & Talbot                                               500                7
--------------------------------------------------------------------------------
Buckeye Technologies *                                      600                4
--------------------------------------------------------------------------------
                                                                             754
                                                                     -----------
Total Materials                                                            4,968
                                                                     -----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
------------------------------------------------------------------------------

                                                 Shares/Par              Value
------------------------------------------------------------------------------
                                                                  In thousands

TELECOMMUNICATION SERVICES 3.5%

Diversified Telecommunication Services 3.1%
Verizon Communications                               44,260          $   1,715
------------------------------------------------------------------------------
SBC Communications                                   53,997              1,464
------------------------------------------------------------------------------
BellSouth                                            30,200                781
------------------------------------------------------------------------------
AT&T                                                 12,423                324
------------------------------------------------------------------------------
Alltel                                                5,000                255
------------------------------------------------------------------------------
Sprint                                               14,400                208
------------------------------------------------------------------------------
Qwest Communications International *                 26,925                135
------------------------------------------------------------------------------
Centurytel                                            2,175                 64
------------------------------------------------------------------------------
Citizens Communications *(S)                          4,540                 48
------------------------------------------------------------------------------
Level 3 Communications *(S)                           5,700                 28
------------------------------------------------------------------------------
Commonwealth Telephone Enterprises *                    700                 25
------------------------------------------------------------------------------
Atlantic Tele Network(S)                              1,600                 25
------------------------------------------------------------------------------
Broadwing *                                           3,948                 14
------------------------------------------------------------------------------
Intrado *(S)                                          1,100                 11
------------------------------------------------------------------------------
CT Communications(S)                                    800                  9
------------------------------------------------------------------------------
Covista Communications *(S)                           2,900                  9
------------------------------------------------------------------------------
General Communications *                              1,200                  8
------------------------------------------------------------------------------
D&E Communications                                      949                  8
------------------------------------------------------------------------------
IDT *                                                   400                  7
------------------------------------------------------------------------------
ITXC *                                                2,700                  6
------------------------------------------------------------------------------
Time Warner Telecom, Class A *(S)                     1,900                  4
------------------------------------------------------------------------------
US LEC, Class A *(S)                                    200                  0
------------------------------------------------------------------------------
                                                                         5,148
                                                                     ---------
Wireless Telecommunication Services 0.4%
AT&T Wireless Group *                                42,566                241
------------------------------------------------------------------------------
Nextel Communications, Class A *                     14,500                168
------------------------------------------------------------------------------
Sprint PCS *(S)                                      16,300                 71
------------------------------------------------------------------------------
Telephone and Data Systems                              900                 42
------------------------------------------------------------------------------
U. S. Cellular *(S)                                   1,300                 33
------------------------------------------------------------------------------
Wireless Facilities *                                 3,900                 23
------------------------------------------------------------------------------
Price Communications *                                1,462                 20
------------------------------------------------------------------------------
Boston Communications Group *                         1,500                 19
------------------------------------------------------------------------------
EMS Technologies *                                      900                 14
------------------------------------------------------------------------------
Aether Systems *(S)                                   2,350                  9
------------------------------------------------------------------------------
American Tower Systems, Class A *(S)                  2,400                  8
------------------------------------------------------------------------------
Triton PCS Holdings, Class A *(S)                     1,900                  7
------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                   Shares/Par              Value
--------------------------------------------------------------------------------
                                                                    In thousands

Centennial Communication, Class A *(S)                  2,300    $             6
--------------------------------------------------------------------------------
Metro One Telecommunications *(S)                         550                  4
--------------------------------------------------------------------------------
                                                                             665
                                                                 ---------------
Total Telecommunication Services                                           5,813
                                                                 ---------------
UTILITIES 3.0%

Electric Utilities 2.1%
Southern Company                                       11,700                332
--------------------------------------------------------------------------------
Exelon                                                  5,162                272
--------------------------------------------------------------------------------
Dominion Resources                                      4,920                270
--------------------------------------------------------------------------------
FPL Group                                               2,800                168
--------------------------------------------------------------------------------
FirstEnergy                                             5,060                167
--------------------------------------------------------------------------------
Entergy                                                 3,500                160
--------------------------------------------------------------------------------
Progress Energy                                         3,630                157
--------------------------------------------------------------------------------
American Electric Power                                 5,040                138
--------------------------------------------------------------------------------
Consolidated Edison                                     3,200                137
--------------------------------------------------------------------------------
DTE Energy                                              2,749                128
--------------------------------------------------------------------------------
Public Service Enterprise                               3,200                103
--------------------------------------------------------------------------------
TXU                                                     5,200                 97
--------------------------------------------------------------------------------
CINergy                                                 2,700                 91
--------------------------------------------------------------------------------
PG&E *                                                  6,000                 83
--------------------------------------------------------------------------------
Ameren                                                  2,000                 83
--------------------------------------------------------------------------------
PPL                                                     2,300                 80
--------------------------------------------------------------------------------
Constellation Energy Group                              2,600                 72
--------------------------------------------------------------------------------
XCEL Energy(S)                                          6,430                 71
--------------------------------------------------------------------------------
Edison International *                                  5,500                 65
--------------------------------------------------------------------------------
Potomac Electric Power                                  2,700                 52
--------------------------------------------------------------------------------
Pinnacle West Capital                                   1,400                 48
--------------------------------------------------------------------------------
CenterPoint Energy                                      5,200                 44
--------------------------------------------------------------------------------
NSTAR                                                     900                 40
--------------------------------------------------------------------------------
Wisconsin Energy                                        1,500                 38
--------------------------------------------------------------------------------
DPL                                                     2,400                 37
--------------------------------------------------------------------------------
WPS Resources                                             900                 35
--------------------------------------------------------------------------------
Northeast Utilities                                     2,300                 35
--------------------------------------------------------------------------------
Teco Energy(S)                                          2,000                 31
--------------------------------------------------------------------------------
Puget Energy                                            1,400                 31
--------------------------------------------------------------------------------
Hawaiian Electric Industries                              700                 31
--------------------------------------------------------------------------------
Allete                                                  1,300                 29
--------------------------------------------------------------------------------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                 Shares/Par                Value
--------------------------------------------------------------------------------
                                                                    In thousands

Public Service of New Mexico                          1,200            $      29
--------------------------------------------------------------------------------
Otter Tail                                            1,000                   27
--------------------------------------------------------------------------------
Great Plains Energy                                   1,000                   23
--------------------------------------------------------------------------------
Allegheny Energy                                      3,000                   23
--------------------------------------------------------------------------------
IdaCorp                                                 900                   22
--------------------------------------------------------------------------------
CMS Energy                                            2,300                   22
--------------------------------------------------------------------------------
Alliant                                               1,300                   22
--------------------------------------------------------------------------------
Madison Gas & Electric                                  800                   21
--------------------------------------------------------------------------------
DQE                                                   1,400                   21
--------------------------------------------------------------------------------
OGE Energy(S)                                         1,200                   21
 -------------------------------------------------------------------------------
Central Vermont Public Service                        1,100                   20
--------------------------------------------------------------------------------
United Illuminating(S)                                  500                   17
--------------------------------------------------------------------------------
Cleco                                                 1,200                   17
--------------------------------------------------------------------------------
El Paso Electric *                                    1,500                   16
--------------------------------------------------------------------------------
Empire District Electronics                             800                   15
--------------------------------------------------------------------------------
CH Energy Group(S)                                      300                   14
--------------------------------------------------------------------------------
Unisource Energy                                        500                    9
--------------------------------------------------------------------------------
                                                                           3,464
                                                                        --------
Gas Utilities 0.3%
Kinder Morgan                                         2,200                   93
--------------------------------------------------------------------------------
Sempra Energy                                         3,851                   91
--------------------------------------------------------------------------------
NiSource                                              3,708                   74
--------------------------------------------------------------------------------
KeySpan                                               2,100                   74
--------------------------------------------------------------------------------
Peoples Energy(S)                                     1,000                   39
--------------------------------------------------------------------------------
Washington Gas & Light                                1,500                   36
--------------------------------------------------------------------------------
NICOR                                                   900                   31
--------------------------------------------------------------------------------
Laclede Gas                                             900                   22
--------------------------------------------------------------------------------
Southern Union(S)                                     1,288                   21
--------------------------------------------------------------------------------
Piedmont Natural Gas Company                            600                   21
--------------------------------------------------------------------------------
Southwestern Energy *                                 1,800                   21
--------------------------------------------------------------------------------
Cascade Natural Gas                                     900                   18
--------------------------------------------------------------------------------
Atmos Energy                                            700                   16
--------------------------------------------------------------------------------
NUI(S)                                                  700                   12
--------------------------------------------------------------------------------
                                                                             569
                                                                        --------
Multi-Utilities & Unregulated Power 0.5%
Duke Energy                                          14,600                  285
--------------------------------------------------------------------------------
El Paso Energy                                        9,744                   68
--------------------------------------------------------------------------------
Equitable Resources                                   1,300                   46

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                  Shares/Par               Value
--------------------------------------------------------------------------------
                                                                    In thousands

Energy East                                            2,000          $       44
--------------------------------------------------------------------------------
SCANA                                                  1,168                  36
--------------------------------------------------------------------------------
ONEOK                                                  1,800                  35
--------------------------------------------------------------------------------
Questar                                                1,200                  33
--------------------------------------------------------------------------------
National Fuel Gas Company                              1,500                  31
--------------------------------------------------------------------------------
MDU Resources Group                                    1,100                  28
--------------------------------------------------------------------------------
Avista                                                 2,200                  25
--------------------------------------------------------------------------------
Vectren                                                1,100                  25
--------------------------------------------------------------------------------
AES *                                                  8,355                  25
--------------------------------------------------------------------------------
Calpine *(S)                                           6,800                  22
--------------------------------------------------------------------------------
Williams Companies                                     7,985                  22
--------------------------------------------------------------------------------
Sierra Pacific Resources (S)                           2,900                  19
--------------------------------------------------------------------------------
Westar Energy                                          1,900                  19
--------------------------------------------------------------------------------
Reliant Resources *                                    4,337                  14
--------------------------------------------------------------------------------
Mirant *                                               6,637                  13
--------------------------------------------------------------------------------
Northwestern (S)                                       1,900                  10
--------------------------------------------------------------------------------
Dynegy, Class A                                        5,536                   6
--------------------------------------------------------------------------------
Aquila                                                 2,400                   4
--------------------------------------------------------------------------------
                                                                             810
                                                                      ----------
Water Utilities 0.1%
American Water Works                                   1,600                  73
--------------------------------------------------------------------------------
Philadelphia Suburban                                  1,175                  24
--------------------------------------------------------------------------------
California Water Service Group                           900                  21
--------------------------------------------------------------------------------
                                                                             118
                                                                      ----------
Total Utilities                                                            4,961
                                                                      ----------
Total Common Stocks (Cost $210,456)                                      165,111
                                                                      ----------

SHORT-TERM INVESTMENTS 1.4%

U.S. Treasury Obligations 0.4%
U.S. Treasury Bills, 1.24%, 6/26/03**             $  600,000                 596
--------------------------------------------------------------------------------
                                                                             596
                                                                      ----------
Money Market Funds 1.0%
T. Rowe Price Reserve Investment Fund, 1.53% #     1,767,014               1,767
--------------------------------------------------------------------------------
                                                                           1,767
                                                                      ----------
Total Short-Term Investments (Cost $2,363)                                 2,363
                                                                      ----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
-------------------------------------------------------------------------------

                                                                                                   Value
--------------------------------------------------------------------------------------------------------
                                                                                            In thousands
Total Investments in Securities
99.9% of Net Assets (Cost $212,819)                                                           $  167,474

Futures Contracts

                                                                 Contract           Unrealized
                                                Expiration       Value              Gain (Loss)
                                                                        In thousands

Long, 7 S&P 500 Stock Index contracts,
$113,000 of U.S. Treasury Bills
pledged as initial margin                            3/03        $  1,538           $     (24)

Long, 4 S&P Mini 500 Stock Index
contracts, $13,000 of U.S. Treasury Bills
pledged as initial margin                            3/03             176                  (2)

Long, 1 S&P Mid-Cap 400 Stock Index
contracts, $12,000 of U.S. Treasury Bills
pledged as initial margin                            3/03             215                  (5)

Long, 1 NASDAQ 100 Index contracts,
$10,000 of U.S. Treasury Bills
pledged as initial margin                            3/03              99                  (4)

Long, 2 Russell 2000 Index contracts,
$27,000 of U.S. Treasury Bills
pledged as initial margin                            3/03             383                  (8)

Net payments (receipts) of variation
margin to date                                                                             47
                                                                                    ---------
Variation margin receivable (payable)
on open futures contracts                                                                              4

Other Assets Less Liabilities                                                                        202
                                                                                              ----------
NET ASSETS                                                                                    $  167,680
                                                                                              ----------

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

                                                                                       Value
--------------------------------------------------------------------------------------------
                                                                                In thousands
Net Assets Consist of:
Undistributed net investment income (loss)                                      $         35
Undistributed net realized gain (loss)                                               (19,811)
Net unrealized gain (loss)                                                           (45,388)
Paid-in-capital applicable to 18,816,358 shares of $0.0001 par value capital
stock outstanding; 1,000,000,000 shares of the Corporation authorized                232,844

NET ASSETS                                                                      $    167,680
                                                                                ------------
NET ASSET VALUE PER SHARE                                                       $       8.91
                                                                                ------------



#    Seven-day yield
*    Non-income producing
(S)  All or a portion of this security is on loan at December 31, 2002 - See
     Note 2
** All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2002
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
in thousands
                                                                            Year
                                                                           Ended
                                                                        12/31/02

Investment Income (Loss)

Income
   Dividend                                                          $    2,681
   interest                                                                  97
   Securities lending                                                        31
   Other                                                                      6
                                                                     ----------
   Total income                                                           2,815

Investment management and administrative                                    737
                                                                     ----------
Net investment income (loss)                                              2,078
                                                                     ----------
Realized and Unrealized Gain (Loss)

Net realized gain (loss)
   Securities                                                           (12,276)
   Futures                                                               (1,053)
                                                                     ----------
   Net realized gain (loss)                                             (13,329)
                                                                     ----------
Change in net unrealized gain (loss)
   Securities                                                           (32,837)
   Futures                                                                 (112)
                                                                     ----------
   Change in net unrealized gain (loss)                                 (32,949)
                                                                     ----------
Net realized and unrealized gain (loss)                                 (46,278)
                                                                     ----------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                               $  (44,200)
                                                                     ==========

The accompanying notes are an integral part of these financial statements.

    60

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--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands
                                                              Year
                                                             Ended
                                                          12/31/02    12/31/01
Increase (Decrease) in Net Assets
Operations
 Net investment income (loss)                            $   2,078   $   1,879
 Net realized gain (loss)                                  (13,329)     (6,568)
 Change in net unrealized gain (loss)                      (32,949)    (18,408)
                                                         ---------------------
 Increase (decrease) in net assets from operations         (44,200)    (23,097)
                                                         ---------------------
Distributions to shareholders
 Net investment income                                      (2,043)     (1,850)
 Net realized gain                                               -        (168)
                                                         ---------------------
 Decrease in net assets from distributions                  (2,043)     (2,018)
                                                         ---------------------
Capital share transactions *
 Shares sold                                                59,944      61,755
 Distributions reinvested                                    1,940       1,918
 Shares redeemed                                           (45,738)    (46,844)
 Redemption fees received                                        2           3
                                                         ---------------------
 Increase (decrease) in net assets from capital
 share transactions                                         16,148      16,832
                                                         ---------------------
Net Assets
Increase (decrease) during period                          (30,095)     (8,283)
Beginning of period                                        197,775     206,058
                                                         ---------------------
End of period                                            $ 167,680   $ 197,775
                                                         ---------------------
*Share information
  Shares sold                                                5,897       5,263
  Distributions reinvested                                     215         170
  Shares redeemed                                           (4,581)     (3,975)
                                                         ---------------------
  Increase (decrease) in shares outstanding                  1,531       1,458

The accompanying notes are an integral part of these financial statements.

     61

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------
                                                               December 31, 2002


  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Total Equity Market Index Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on January 30, 1998. The fund seeks to match the performance of the entire U.S. stock market, as represented by the Wilshire 5000 Total Market Index.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

    62

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

 NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance.
     The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended December 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities.

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--------------------------------------------------------------------------------

       At December 31, 2002, the value of loaned securities was $7,057,000; aggregate collateral consisted of $7,493,000 in the securities lending collateral pool, and government securities valued at $2,000.

       Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $25,797,000 and $10,177,000, respectively, for the year ended December 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES

       No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

       Distributions during the year ended December 31, 2002 totaled $2,043,000 and were characterized as ordinary income for tax purposes. At December 31, 2002, the tax-basis components of net assets were as follows:


       Unrealized appreciation                           $  13,267,000
       Unrealized depreciation                             (59,127,000)
                                                         -------------
       Net unrealized appreciation (depreciation)          (45,860,000)
       Undistributed ordinary income                            35,000
       Capital loss carryforwards                          (19,339,000)
       Paid-in capital                                     232,844,000
                                                         -------------
       Net assets                                        $ 167,680,000
                                                         -------------

       Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $515,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2003. The fund intends to retain realized gains to the extent of available capital loss

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--------------------------------------------------------------------------------

       carryforwards for federal income tax purposes. As of December 31, 2002, the fund had $6,280,000 of capital loss carryforwards that expire in 2009, and $13,059,000 that expire in 2010.

       At December 31, 2002, the cost of investments for federal income tax purposes was $213,291,000.

 NOTE 4 - RELATED PARTY TRANSACTIONS

       The fund is managed by T Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management and administrative agreement between the fund and the manager provides for an all-inclusive annual fee equal to 0.40% of the fund's average daily net assets. The fee is computed daily and paid monthly. The agreement provides that investment management, shareholder servicing, transfer agency, accounting, and custody services are provided to the fund, and interest, taxes, brokerage commissions, directors' fees and expenses, and extraordinary expenses are paid directly by the fund. At December 31, 2002, $146,000 was payable under the agreement.

       The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2002, totaled $86,000 and are reflected as interest income in the accompanying Statement of Operations

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
--------------------------------------------------------------------------------


  REPORT OF INDEPENDENT ACCOUNTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Total Equity Market Index Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Total Equity Market Index Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 21, 2003

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T. ROWE PRICE TOTAL EQUITY MARKET INDEX FUND
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TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/02

  We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

  For corporate shareholders, $2,078,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.

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T. ROWE PRICE INVESTMENT SERVICES AND INFORMATION
--------------------------------------------------------------------------------

      INVESTMENT SERVICES AND INFORMATION

      KNOWLEDGEABLE SERVICE REPRESENTATIVES

               By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. E.T.

               In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

      ACCOUNT SERVICES

               Automated 24-Hour Services Including Tele*Access(R) and Account Access through the T. Rowe Price Web site on the Internet.
               Address: www.troweprice.com.

               Automatic Investing. From your bank account or paycheck.

               Automatic Withdrawal. Scheduled, automatic redemptions.

               IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

      BROKERAGE SERVICES*

               Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

      INVESTMENT INFORMATION

               Consolidated Statement. Overview of all of your accounts.

               Shareholder Reports. Manager reviews of their strategies and results.

               T. Rowe Price Report. Quarterly investment newsletter.

               Performance Update. Quarterly review of all T. Rowe Price fund results.

               Insights. Educational reports on investment strategies and markets.

               Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

               *T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

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T. ROWE PRICE PLANNING TOOLS AND SERVICES
--------------------------------------------------------------------------------

     T. ROWE PRICE RETIREMENT SERVICES

           T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

           PLANNING TOOLS AND SERVICES

           T. Rowe Price(R) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

           Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

           Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

           IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

           Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

           INVESTMENT VEHICLES

           Individual Retirement Accounts (IRAs)
           No-Load Variable Annuities
           Small Business Retirement Plans

           *Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.

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T. ROWE PRICE WEB SERVICES
--------------------------------------------------------------------------------

WWW.TROWEPRICE.COM

           ACCOUNT INFORMATION

           Account Access allows you to access, in a secure environment, all of your T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

           AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure T. Rowe Price Account Access site.

           FINANCIAL TOOLS AND CALCULATORS

           College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

           Morningstar(R) Portfolio Tracker(SM). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

           Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

           Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

           INVESTMENT TRACKING AND INFORMATION

           My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

           Morningstar(R) Portfolio Watchlists(SM). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

           Morningstar(R) Portfolio X-Ray(SM). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.

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T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Snall-Cap Value* +
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010

BLENDED ASSET FUNDS
(CONTINUED)

Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
  Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS++

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL
FUNDS

Stock
Emerging Europe &
 Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these Funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

+    Closed to new investors.

++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

[LOGO OF T. ROWE PRICE]                  T. Rowe Price Investment Services, Inc.
                                         100 East Pratt Street
                                         Baltimore, MD 21202

                                                               F123-050 12/31/02